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                                     PART A

                                 PROSPECTUS FOR
                         INSTUTITIONAL CLASS SHARES OF

                    CNI CHARTER LARGE CAP GROWTH EQUITY FUND
                     CNI CHARTER LARGE CAP VALUE EQUITY FUND
                         CNI CHARTER FIXED INCOME FUND
                    CNI CHARTER GOVERNMENT FIXED INCOME FUND
              CNI CHARTER CALIFORNIA TAX EXEMPT FIXED INCOME FUND

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

               CNI
             -------------------------------------------------------
       CHARTER FUNDS-SM-


                        LARGE CAP GROWTH EQUITY FUND
                         LARGE CAP VALUE EQUITY FUND
                             CORPORATE BOND FUND
                             GOVERNMENT BOND FUND
                       CALIFORNIA TAX EXEMPT BOND FUND

                               INSTITUTIONAL CLASS


                                   PROSPECTUS
                               DATED January 12, 2000



                               INVESTMENT MANAGER:
                            CITY NATIONAL INVESTMENTS
                        A division of City National Bank




     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

   --------------------------------------------------------------------------

         MUTUAL FUND SHARES ARE NOT FDIC INSURED. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR GUARANTEED BY CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS


The Funds

       CNI CHARTER LARGE CAP GROWTH EQUITY FUND

            (THE "LARGE CAP GROWTH FUND")......................................3

       CNI CHARTER LARGE CAP VALUE EQUITY FUND

           (THE "LARGE CAP VALUE FUND")........................................5

       CNI CHARTER CORPORATE BOND FUND (THE "CORPORATE BOND FUND").............7

       CNI CHARTER GOVERNMENT BOND FUND

           (THE "GOVERNMENT BOND FUND").......................................10

       CNI CHARTER CALIFORNIA TAX EXEMPT BOND FUND

           (THE "CALIFORNIA TAX EXEMPT BOND FUND")............................13

Management of the Funds.......................................................18

Additional Investment Strategies and Related Risks............................19

Account Policies..............................................................21

Understanding Earnings and Taxes..............................................22

How to Buy and Sell Shares....................................................24

Important Terms to Know.......................................................27

For More Information..................................................back cover

More detailed information on all subjects covered in this simplified prospectus is contained within the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Funds should request the SAI and review it before purchasing shares.

This Prospectus offers Institutional Class shares of the Large Cap Growth Fund, the Large Cap Value Fund, the Corporate Bond Fund, the Government Bond Fund and the California Tax Exempt Bond Fund (each a "Fund" and together, the "Funds"). Only financial institutions and financial intermediaries may purchase Institutional Class shares for their own account or on behalf of their customers. The Funds offer other classes of shares which are subject to the same management fee and other expenses but may be subject to different distribution and/or shareholder servicing costs.

THE FUNDS


LARGE CAP GROWTH FUND

         OUR GOAL

         The Large Cap Growth Fund seeks to provide capital appreciation by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations with the potential for growth. The goal of the Large Cap Growth Fund can only be changed with shareholder approval.

         PRINCIPAL STRATEGY

         We purchase a diversified portfolio of equity securities at least 65% of which consists of large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations. We look for companies possessing superior management, strong market position, consistent records of increased earnings and dividends growth and a strong operating and financial position. The average market capitalization of the corporations in which the Large Cap Growth Fund invests exceeds $2 billion.

         PRINCIPAL RISKS OF INVESTING IN THE LARGE CAP GROWTH FUND

         As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. By investing in stocks, the Large Cap Growth Fund will expose you to risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Large Cap Growth Fund is also subject to the risk that its principal market segment, large capitalization growth stocks, may underperform other equity market segments or the market as a whole. Foreign stocks tend to be more volatile than U.S. stocks, and are subject to risks that are not typically associated with domestic stocks.

         PAST PERFORMANCE

         The Large Cap Growth Fund has not yet begun operations. The Large Cap Growth Fund's past performance results have not been provided but will be reported once the Large Cap Growth Fund has been in operation for one complete calendar year (I.E., January-December).

         FEES AND EXPENSES OF THE LARGE CAP GROWTH FUND

         This table describes the fees and expenses you may pay if you buy and hold shares of the Large Cap Growth Fund. You pay no sales charges or transaction fees for buying or selling shares of the Large Cap Growth Fund.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

           Management Fee*                                                              0.65%
           Other Expenses
               Shareholder Servicing Fee                               0.25%
               Other Fund Expenses**                                   0.24%
           Total Other Expenses**                                                       0.49%
         -----------------------------------------------------------------------------------------------
           TOTAL FUND OPERATING EXPENSES***                                             1.14%

         * The "Management Fee" is an annual fee, payable monthly out of the Large Cap Growth Fund's net assets.

         **   Estimated for the current fiscal year.

         *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Large Cap Growth Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 1.05%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Large Cap Growth Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

         EXAMPLE

         The Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Growth Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Year            3 Years
         -------------------------
          $116               $362

         LARGE CAP VALUE FUND


         OUR GOALS

         The Large Cap Value Fund seeks to provide capital appreciation and moderate income consistent with current returns available in the marketplace by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations which are undervalued. The goals of the Large Cap Value Fund can only be changed with shareholder approval.

         PRINCIPAL STRATEGY

         We purchase a diversified portfolio of equity securities at least 65% of which consists of large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations. We look for companies whose market valuations compare favorably relative to similar companies. We monitor the holdings in the Large Cap Value Fund in order to capitalize as favorably as possible on the shifting investment environment. The average market capitalization of the corporations in which the Large Cap Value Fund invests exceeds $2 billion.

         PRINCIPAL RISKS OF INVESTING IN THE LARGE CAP VALUE FUND

         As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. By investing in stocks, the Large Cap Value Fund will expose you to risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Large Cap Value Fund is also subject to the risk that its principal market segment, large capitalization value stocks, may underperform other equity market segments or the market as a whole. Foreign stocks tend to be more volatile than U.S. stocks, and are subject to risks that are not typically associated with domestic stocks.

         PAST PERFORMANCE

         The Large Cap Value Fund has not yet begun operations. The Large Cap Value Fund's past performance results have not been provided but will be reported once the Large Cap Value Fund has been in operation for one complete calendar year (I.E., January-December).

         FEES AND EXPENSES OF THE LARGE CAP VALUE FUND

         This table describes the fees and expenses you may pay if you buy and hold shares of the Large Cap Value Fund. You pay no sales charges or transaction fees for buying or selling shares of the Large Cap Value Fund.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

           Management Fee*                                                              0.62%
           Other Expenses
               Shareholder Servicing Fee                               0.25%
               Other Fund Expenses**                                   0.24%
           Total Other Expenses**                                                       0.49%
         -----------------------------------------------------------------------------------------------
           TOTAL FUND OPERATING EXPENSES***                                             1.11%

         * The "Management Fee" is an annual fee, payable monthly out of the Large Cap Value Fund's net assets.

         **   Estimated for the current fiscal year.

         *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Large Cap Value Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 1.00%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Large Cap Value Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

         EXAMPLE

         The Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Large Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Value Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Year            3 Years
         -------------------------
          $113               $353

         CORPORATE BOND FUND


         OUR GOALS

         The Corporate Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing in a diversified portfolio of fixed income securities. The goals of the Corporate Bond Fund can only be changed with shareholder approval.

         PRINCIPAL STRATEGY

         We purchase a diversified portfolio of fixed income securities at least 65% of which consists of investment grade corporate notes, bonds and debentures that are nationally traded, including U.S. government and agency securities and corporate issues of domestic and international companies denominated in U.S. dollars. We may also purchase mortgage backed and asset backed instruments whose maturity and duration are consistent with an intermediate term strategy. We actively manage the average duration of the portfolio in accordance with our expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from two to six years. We will typically invest in corporate issues with a minimum credit rating from Moody's Investors Service or Standard & Poor's Corporation of Baa or BBB, mortgage backed and asset backed instruments with a minimum rating of Aa or AA and corporate commercial paper issued by issuers with a minimum credit rating of A1 or P1. We may retain a security after it has been downgraded below the minimum credit rating if we determine it is in the best interests of the Corporate Bond Fund. The Corporate Bond Fund may also invest in the shares of money market mutual funds whose objectives are consistent with those of the Corporate Bond Fund.

         PRINCIPAL RISKS OF INVESTING IN THE CORPORATE BOND FUND

         As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. The Corporate Bond Fund may expose you to certain risks that could cause you to lose money. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Corporate Bond Fund is subject to the risk that its market segment, fixed income securities, may underperform other fixed income market segments or the markets as a whole. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Corporate Bond Fund. Changes in the financial condition of issuers also may adversely affect the value of the Corporate Bond Fund's securities. The Corporate Bond Fund may invest in bonds rated below investment grade, which involve greater risks of default or downgrade and are more volatile than investment grade securities. The Corporate Bond Fund is not a money market fund.

         PAST PERFORMANCE

         The Corporate Bond Fund has not yet begun operations. The Corporate Bond Fund's past performance results have not been provided but will be reported once the Corporate Bond Fund has been in operation for one complete calendar year (I.E., January-December).

         FEES AND EXPENSES OF THE CORPORATE BOND FUND

         This table describes the fees and expenses you may pay if you buy and hold shares of the Corporate Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Corporate Bond Fund.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

           Management Fee*                                                              0.40%
           Other Expenses
               Shareholder Servicing Fee                               0.25%
               Other Fund Expenses**                                   0.24%
           Total Other Expenses**                                                       0.49%
         -----------------------------------------------------------------------------------------------
           TOTAL FUND OPERATING EXPENSES***                                             0.89%

         * The "Management Fee" is an annual fee, payable monthly out of the Corporate Bond Fund's net assets.

         **   Estimated for the current fiscal year.

         *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Corporate Bond Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 0.75%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Corporate Bond Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

         EXAMPLE

         The Example is intended to help you compare the cost of investing in the Corporate Bond Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Corporate Bond Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Year            3 Years
         -------------------------
          $91                $284

GOVERNMENT BOND FUND


         OUR GOALS

         The Government Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. government securities. The goals of the Government Bond Fund can only be changed with shareholder approval.

         PRINCIPAL STRATEGY

         We purchase a diversified portfolio at least 65% of which consists of U.S. government securities either issued or guaranteed by the U.S. government or its agencies or instrumentalities. We may also purchase mortgage backed and asset backed instruments issued by the U.S. government or a government sponsored agency whose maturity and duration are consistent with an intermediate term strategy. We actively manage the average duration of the portfolio in accordance with our expectations of interest rate changes as driven by economic trends.
         The average duration of the portfolio will typically range from two to six years. The Government Bond Fund may also invest in the shares of money market mutual funds whose objectives are consistent with those of the Government Bond Fund.

         PRINCIPAL RISKS OF INVESTING IN THE GOVERNMENT BOND FUND

         As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. The Government Bond Fund may expose you to certain risks that could cause you to lose money. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Government Bond Fund is subject to the risk that its market segment, government fixed income securities, may underperform other fixed income market segments or the markets as a whole. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Government Bond Fund. Changes in the financial condition of issuers also may adversely affect the value of the Fund's securities. The Government Bond Fund may invest in bonds rated below investment grade, which involve greater risks of default or downgrade and are more volatile than investment grade securities. The Government Bond Fund is not a money market fund.

         PAST PERFORMANCE

         The Government Bond Fund has not yet begun operations. The Government Bond Fund's past performance results have not been provided but will be reported once the Government Bond Fund has been in operation for one complete calendar year (I.E., January-December).

         FEES AND EXPENSES OF THE GOVERNMENT BOND FUND

         This table describes the fees and expenses you may pay if you buy and hold shares of the Government Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Government Bond Fund.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

           Management Fee*                                                              0.43%
           Other Expenses
               Shareholder Servicing Fee                               0.25%
               Other Fund Expenses**                                   0.24%
           Total Other Expenses**                                                       0.49%
         -----------------------------------------------------------------------------------------------
           TOTAL FUND OPERATING EXPENSES***                                             0.92%

         * The "Management Fee" is an annual fee, payable monthly out of the Government Bond Fund's net assets.

         **   Estimated for the current fiscal year.

         *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Government Bond Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 0.50%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Government Bond Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

         EXAMPLE

         The Example is intended to help you compare the cost of investing in the Government Bond Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Government Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Government Bond Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Year            3 Years
         -------------------------
         $94                $293

CALIFORNIA TAX EXEMPT BOND FUND


         OUR GOALS

         The California Tax Exempt Bond Fund seeks to provide current income exempt from Federal and California state income tax (as the primary component of a total return strategy) by investing primarily in California municipal bonds. The goal of the California Tax Exempt Bond Fund can only be changed with shareholder approval.

         PRINCIPAL STRATEGY

         We purchase a portfolio at least 65% of which consists of intermediate term municipal bond obligations, including general obligation bonds, revenue bonds, notes and obligations from various other sectors in the municipal bond market. The California Tax Exempt Bond Fund may also invest in short term tax exempt commercial paper, floating rate notes or the shares of money market mutual funds whose objectives are consistent with those of the California Tax Exempt Bond Fund. We actively manage the average duration of the portfolio in accordance with our expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from three to eight years. We will typically invest in issues with a minimum credit rating from Moody's Investors Service or Standard & Poor's Corporation of Baa or BBB, issues carrying credit enhancements such as insurance by the major bond insurance companies with an underlying minimum credit rating of Baa or BBB and short term notes with a rating from Moody's of MIG1 or VMIG1 or from Standard & Poor's of SP1 or A1. We may retain a security after it has been downgraded below the minimum credit rating if we determine it is in the best interests of the California Tax Exempt Bond Fund.

         PRINCIPAL RISKS OF INVESTING IN THE CALIFORNIA TAX EXEMPT BOND FUND

         As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. The California Tax Exempt Bond Fund may expose you to certain risks that could cause you to lose money. Here are the principal risks to consider:

         MARKET RISK - The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the California Tax Exempt Bond Fund is subject to the risk that its market segment, municipal debt securities, may underperform other market segments or the markets as a whole. The California Tax Exempt Bond Fund invests at least 80% of its net assets in intermediate-term, high-quality municipal bonds and notes, and at least 65% of its total assets in debt securities, the interest from which is expected to be exempt from California personal income taxes. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the California Tax Exempt
         Bond Fund. Changes in the financial condition of issuers also may adversely affect the value of the California Tax Exempt Bond Fund's securities. The California Tax Exempt Bond Fund may invest in bonds rated below investment grade, which involve greater risks of default or downgrade and are more volatile than investment grade securities. The California Tax Exempt Bond Fund is not a money market fund.

         GOVERNMENT RISK - State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of California municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of California municipal issuers may also reduce the value of the California Tax Exempt Bond Fund's holdings.

         NON-DIVERSIFICATION - The California Tax Exempt Bond Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the California Tax Exempt Bond Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. In addition, the California Tax Exempt Bond Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

         PAST PERFORMANCE

         The California Tax Exempt Bond Fund has not yet begun operations. The California Tax Exempt Bond Fund's past performance results have not been provided but will be reported once the California Tax Exempt Bond Fund has been in operation for one complete calendar year (I.E., January-December).

         FEES AND EXPENSES OF THE CALIFORNIA TAX EXEMPT BOND FUND

         This table describes the fees and expenses you may pay if you buy and hold shares of the California Tax Exempt Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the California Tax Exempt Bond Fund.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

           Management Fee*                                                              0.27%
           Other Expenses
               Shareholder Servicing Fee                               0.25%
               Other Fund Expenses**                                   0.24%
           Total Other Expenses**                                                       0.49%
         -----------------------------------------------------------------------------------------------
           TOTAL FUND OPERATING EXPENSES***                                             0.76%

         * The "Management Fee" is an annual fee, payable monthly out of the California Tax Exempt Bond Fund's net assets.

         **   Estimated for the current fiscal year.

         *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the California Tax Exempt Bond Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 0.50%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the California Tax Exempt Bond Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

         EXAMPLE

         The Example is intended to help you compare the cost of investing in the California Tax Exempt Bond Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the California Tax Exempt Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Tax Exempt Bond Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Year            3 Years
         -------------------------
          $78               $243

MANAGEMENT OF THE FUNDS


         INVESTMENT MANAGER

         City National Bank ("CNB") is the Fund's investment manager. As investment manager, CNB provides the Fund with investment management services. CNB has provided trust and fiduciary services to individuals and businesses for over 30 years through its trust and investment division, City National Investments ("CNI"). CNI currently provides investment management services to individuals, pension and profit sharing plans, endowments, and foundations. As of November 30, 1999, CNI had approximately $14.3 billion in assets under administration and $4.2 billion in assets under management.


         CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.7 billion in assets as of November 30, 1999. It is a wholly-owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB's address is 400 North Roxbury Drive, Beverly Hills, California 90210.


         CNI receives for its investment management services a fee at the annual rate of 0.65% of average daily net assets of the Large Cap Growth Fund, 0.62% of average daily net assets of the Large Cap Value Fund, 0.40% of average daily net assets of the Corporate Bond Fund, 0.43% of average daily net assets of the Government Bond Fund and 0.27% of average daily net assets of the California Tax Exempt Bond Fund.

         PORTFOLIO MANAGEMENT

         All investment decisions for each of the Funds are made by a team of investment professionals, all of whom take an active part in the decision-making process. The Large Cap Growth Fund and the Large Cap Value Fund are each managed by CNI's Equity Team. The Corporate Bond Fund, the Government Bond Fund and the California Tax Exempt Bond Fund are each managed by CNI's Fixed Income Team.

         ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

         SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and fund accountant to the Funds. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Pursuant to a separate agreement with the Administrator, CNB performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.075% of the average daily net assets of each Fund. SEI Investments Fund Management serves as transfer agent for the Funds, and is located at 530 East Swedesford Road, Wayne, Pennsylvania 19087 and can be reached at 1-888-889-0799.

         DISTRIBUTOR

         SEI Investments Distribution Co. (the "Distributor") serves as the Funds' distributor pursuant to a distribution agreement with the Funds. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS


         FOREIGN SECURITIES - The Large Cap Growth Fund and the Large Cap Value Fund may invest in foreign securities. Foreign investments may be subject to risks that are not typically associated with investing in domestic companies. For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. These foreign securities may be denominated in foreign currencies, whose value may decline against the U.S. dollar.


         DEFENSIVE INVESTMENTS - The strategies described in this Prospectus are those the Funds use under normal conditions. At the discretion of each Fund's portfolio managers, we may invest up to 100% of the Fund's assets in cash or cash equivalents for temporary defensive purposes. No Fund is required or expected to take such a defensive posture. But if used, such a stance may help a Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, a Fund may not achieve its investment objective. For example, should the market advance during this period, a Fund may not participate as much as it would have if it had been more fully invested.


         PORTFOLIO TURNOVER - We will sell a security when we believe it is appropriate to do so, regardless of how long a Fund has owned that security. Buying and selling securities generally involves some expense to a Fund, such as commissions paid to brokers and other transaction costs. By selling a security, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher a Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect a Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high. Generally, annual portfolio turnover should not exceed 100% for the Large Cap Growth Fund and the Large Cap Value Fund, and 30% for the Corporate Bond Fund, Government Bond Fund and California Tax Exempt Bond Fund.


         YEAR 2000 -- Many computer systems cannot distinguish the year 2000 from 1900. This is known as the "Year 2000" problem. A computer system's inability to tell the difference could cause problems with the handling of securities trades, pricing and account services. Our software vendors and service providers have assured us, but have not guaranteed, that their systems will be adapted in time to avoid serious problems. We do not expect

         Year 2000 conversion costs to have much impact on the Funds because those costs are borne primarily by the vendors and service providers, and not directly by the Funds. It is also important to keep in mind that the Year 2000 problem may negatively impact the issuers of the securities in which the Funds invest and by extension, the value of the securities held by the Funds. Year 2000 problems may manifest themselves after January 1, 2000. This is a "Year 2000 Readiness Disclosure" within the meaning of the "Year 2000 Information and Readiness Disclosure Act."

ACCOUNT POLICIES


         HOW WE PRICE SHARES - How and when we calculate each Fund's price or net asset value ("NAV") determines the price at which you will buy or sell shares. We calculate each Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of a Fund's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. This is more likely to happen for foreign securities traded in foreign markets that have different time zones from the United States. In this case, we, subject to the supervision of the Funds' Board of Trustees, will make a good-faith estimate of the security's "fair value," which may be higher or lower than the security's closing price in its relevant market.

         WHEN SHARES ARE PRICED - We calculate the NAV of each Fund after the close of trading on the New York Stock Exchange (the "NYSE") every day the NYSE is open. We do not calculate each Fund's NAV on the days on which the NYSE is closed for trading. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays. More details about how we calculate each Fund's NAV are in the Statement of Additional Information.

         If you have any questions about any Fund, please call us at 1-888-889-0799.

UNDERSTANDING EARNINGS AND TAXES


         DIVIDENDS AND DISTRIBUTIONS - IRS rules require that each Fund distribute all of its net investment income and capital gains, if any, to shareholders. You may receive income dividends and capital-gain distributions for which you will owe taxes even if you choose to reinvest the dividends (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan). Income dividends and capital-gain distributions are paid to all shareholders who maintain accounts with each Fund as of each dividend or distribution record date.

         TAX CONSIDERATIONS - Capital gains may be taxable at different rates depending upon the length of time a Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Each Fund's distributions, whether received in cash or reinvested, may be taxable. Any redemption of a Fund's shares or any exchange of a Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS. FOR ADDITIONAL INFORMATION
         REGARDING TAX CONSIDERATIONS, SEE THE SAI.

         DISTRIBUTION OPTIONS - We will automatically reinvest your dividends in additional full or fractional shares, unless you instruct us in writing prior to the date of distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after we receive your written notice. To cancel your election, please send us another written notice. Proceeds from distributions will normally be wired to your broker-dealer or financial institution on the business day after distributions are credited to your account.

         DECLARING AND PAYING DIVIDENDS - For the Fixed Income Funds, we will declare dividends each day the NAV is calculated, pay dividends on the last business day of each month, and pay net capital gain, if any, once a year. For the Large Cap Growth Fund and the Large Cap Value Fund, we will declare and pay dividends in the last quarter of each calendar year, and pay net capital gain, if any, in the last quarter of each calendar year. Following their fiscal year end (October 31), the Funds may make additional distributions to avoid the imposition of a tax.

         WHEN DO DIVIDENDS ACCRUE? For the Fixed Income Funds, your dividends begin to accrue on the day after we execute your purchase order. We will not credit you with dividends for shares on the day you sell them.

         BACKUP WITHHOLDING - You must provide your broker-dealer or financial institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

         CALIFORNIA TAX EXEMPT BOND FUND - The California Tax Exempt Bond Fund intends to continue paying what the IRS calls "exempt-interest dividends" to shareholders by maintaining, as of the close of each quarter of its taxable year, at least 50% of the value of its assets in municipal bonds. If the Fund satisfies this requirement, any distributions paid to shareholders from its net investment income will be exempt from federal income tax, to the extent that it derives its net investment income from interest on municipal bonds. Any distributions paid from other sources of net investment income, such as market discounts on certain municipal bonds, will be treated as ordinary income by the IRS.

         HOW TO AVOID "BUYING A DIVIDEND" - If you plan to purchase shares in a Fund, check if it is planning to make a distribution in the near future. If you do not, and you buy shares of a Fund just before a distribution, you'll pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

HOW TO BUY AND SELL SHARES


         Here are the details you should know about buying and selling shares:

HOW TO PLACE AN ORDER

         You may place an order with:

               -  an approved broker-dealer;

               -  any other approved financial institution; or

               -  the transfer agent as described below.

         ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION (each an "Authorized Institution") -- You may purchase shares through accounts with Authorized Institutions that are authorized to place trades in Fund shares for their customers. If you invest through an Authorized Institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your Authorized Institution may charge a fee for its services in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to your Authorized Institution.

         ORDERING THROUGH THE TRANSFER AGENT -- Financial institutions and intermediaries may purchase shares of the Funds by placing orders directly with the Transfer Agent. Financial institutions and intermediaries should call the Transfer Agent at 1-888-889-0799 for further information and to coordinate the establishment of an account directly with the Transfer Agent

         WHEN ORDERS WILL BE COMPLETED -- You may have to transmit purchase or exchange requests to your Authorized Institution at an earlier time for your transaction to become effective that day. This allows the Authorized Institution time to process your request and transmit it to the Funds. For more information about how to purchase or exchange fund shares through your Authorized Institution, you should contact your Authorized Institution directly.

         If we receive your purchase order by close of trading on the NYSE, we will execute your purchase order at that day's NAV. If we receive your purchase order after the close of trading on the NYSE, we will execute your purchase order at the next day's NAV. Your shares will be bought only after we receive a properly completed order with full payment.

         PURCHASE MINIMUMS -- You may buy shares of a Fund for an initial amount of $100,000. This is the required minimum account balance. You may buy additional shares for $1,000 or more.

         MINIMUM ACCOUNT BALANCES -- If your account balance in a Fund drops below $100,000 because of redemptions, that Fund may redeem your shares. However, we will always give you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

         In order to reach or maintain these purchase and account minimums, your Authorized Institution may aggregate your purchase with the purchases of its other clients. Further exceptions to the purchase and account minimums may be made at our discretion.

         PAYMENT RESTRICTIONS -- We only accept payments by wire in U.S. funds. Cash, checks and third-party checks will not be accepted. Consult with your Authorized Institution about their acceptable methods of payment.


BUYING SHARES

         FIRST TIME AND SUBSEQUENT PURCHASES -- If you do not place your order through the Transfer Agent as explained above, you will have to follow your Authorized Institution's procedures for transacting with the Funds. Contact your Authorized Institution for more information.

         BY WIRE -- If you order through the Transfer Agent, you may call the Funds at 1-888-889-0799 to buy shares by wire. Wires must be received by us through the Federal Reserve wire system before it closes (generally, 4:00 p.m. Eastern time) or we will not be able to process your order that day. If you buy shares through your Authorized Institution, your wire may have to be received at an earlier time to process your order that day and your Authorized Institution may charge its own wiring fees.

SELLING SHARES

         GENERAL INFORMATION -- If you have bought shares through the Transfer Agent, you may sell those shares by calling the Transfer Agent at 1-888-889-0799. You may also sell your shares through your Authorized Institution. You will have to follow their procedures. Contact your Authorized Institution for more information.

         GENERAL RESTRICTIONS -- We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve's Fedline System is closed or restricted. We reserve the right to reject any order that is not received in proper form. For example, if we are unable to determine how many shares you wish to sell, we may not execute your order. We will provide you or your Authorized Institution with notice of any deficiency in your sell request so that you may correct the deficiency. You will receive the next calculated NAV after your sell request is corrected.

         OTHER REDEMPTION OPTIONS-- Under conditions where cash redemptions are detrimental to a Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. In unusual circumstances, a Fund may temporarily suspend the processing of sell requests or postpone payments of proceeds for up to five business days, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

         CONFIRMING AUTHENTICITY -- We will make every effort to verify that a telephone order is authentic. To do so, we may:

               - ask for a form of personal identification or written confirmation of instructions; and

               -      tape record your telephone instructions.

         We reserve the right to refuse a telephone order if we cannot reasonably confirm the authenticity of the instructions. You may, however, redeem your shares by writing to the Funds or by following your Authorized Institution's procedure. Contact your Authorized Institution or the Funds at 1-888-889-0799 for further instructions.

         LIABILITY -- We may be liable for losses from unauthorized or fraudulent orders only if reasonable steps are not taken to verify an order's authenticity.

EXCHANGING SHARES

         You may exchange shares of a Fund for shares of any other CNI
         Charter Fund in which you are eligible to invest. You should contact the Authorized Institution through which you purchased your shares and follow its instructions to place an exchange order. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

IMPORTANT TERMS TO KNOW




         "We", "Us" and "Our" means the CNI Charter Funds.

         "You" and "Your" means the prospective investor or current shareholder.

         "Quality" means the credit rating given to a security by a nationally recognized statistical rating organization.

         "Yield" means the interest rate you would receive if you kept your investment in a Fund for a year. It is based on the current interest rate for a trailing seven-day period.

         "Effective Yield" means the interest rate, compounded weekly, you would receive if you kept your investment in a Fund for a year.

         "Duration" measures the sensitivity of a debt security to changes in interest rates. It takes into account both interest payments and payment at maturity.

FOR MORE INFORMATION

CNI CHARTER FUNDS

Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. To receive a free copy of this Prospectus, the SAI, or the Annual or Semi-Annual Reports (when available), please contact:

    SEI Investments Distribution Co.
    One Freedom Valley Drive
    Oaks, Pennsylvania 19456
    1-888-889-0799

INFORMATION ABOUT THE FUNDS MAY BE REVIEWED AND COPIED:

-   at the SEC's Public Reference Room in Washington, D.C. at 202-942-8090;

-   on the EDGAR database on the SEC's Internet site at www.sec.gov; or

- by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request at publicinfo@sec.gov.

If you have questions about the Funds, please call 1-888-889-0799.

         The Funds' Investment Company Act file number:
         811-07923.



                        ------------------------------
                         CNI                     -SM-
                         CHARTER
                             FUNDS






                             LARGE CAP GROWTH EQUITY
                                      FUND
                           LARGE CAP VALUE EQUITY FUND
                               CORPORATE BOND FUND
                              GOVERNMENT BOND FUND
                           CALIFORNIA TAX EXEMPT BOND
                                      FUND

                               INSTITUTIONAL CLASS

                                   PROSPECTUS
                               DATED JANUARY 12, 2000




                                                                   CNI-F-013-01

     ---------------------------------------------------------------------

                                     PART A

                                 PROSPECTUS FOR
                               CLASS A SHARES OF

                    CNI CHARTER LARGE CAP GROWTH EQUITY FUND
                     CNI CHARTER LARGE CAP VALUE EQUITY FUND
                         CNI CHARTER FIXED INCOME FUND
                    CNI CHARTER GOVERNMENT FIXED INCOME FUND
              CNI CHARTER CALIFORNIA TAX EXEMPT FIXED INCOME FUND

     ---------------------------------------------------------------------

               CNI
             -------------------------------------------------------
       CHARTER FUNDS-SM-




                         LARGE CAP GROWTH EQUITY FUND
                          LARGE CAP VALUE EQUITY FUND
                             CORPORATE BOND FUND
                             GOVERNMENT BOND FUND
                        CALIFORNIA TAX EXEMPT BOND FUND

                                     CLASS A


                                   PROSPECTUS
                               DATED JANUARY 12, 2000



                               INVESTMENT MANAGER:
                            CITY NATIONAL INVESTMENTS
                        A division of City National Bank






      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

   --------------------------------------------------------------------------

   MUTUAL FUND SHARES ARE NOT FDIC INSURED. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR GUARANTEED BY CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS


The Funds

       CNI CHARTER LARGE CAP GROWTH EQUITY FUND

            (THE "LARGE CAP GROWTH FUND")......................................3

       CNI CHARTER LARGE CAP VALUE EQUITY FUND

           (THE "LARGE CAP VALUE FUND")........................................5

       CNI CHARTER CORPORATE BOND FUND (THE "CORPORATE BOND FUND").............7

       CNI CHARTER GOVERNMENT BOND FUND

           (THE "GOVERNMENT BOND FUND").......................................10

       CNI CHARTER CALIFORNIA TAX EXEMPT BOND FUND

           (THE "CALIFORNIA TAX EXEMPT BOND FUND")............................13

Management of the Funds.......................................................16

Additional Investment Strategies and Related Risks............................17

Account Policies..............................................................18

Understanding Earnings and Taxes..............................................19

How to Buy and Sell Shares....................................................21

Important Terms to Know.......................................................23

For More Information..................................................back cover

More detailed information on all subjects covered in this simplified prospectus is contained within the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Funds should request the SAI and review it before purchasing shares.

This Prospectus offers Class A shares of the Large Cap Growth Fund, the Large Cap Value Fund, the Corporate Bond Fund, the Government Bond Fund and the California Tax Exempt Bond Fund (each a "Fund" and together, the "Funds"). Class A shares are intended for individual investors, partnerships, corporations and other accounts that have diversified investment needs. The Funds offer other classes of shares which are subject to the same management fee and other expenses but may be subject to different distribution and/or shareholder servicing costs.

THE FUNDS


LARGE CAP GROWTH FUND


         OUR GOAL

         The Large Cap Growth Fund seeks to provide capital appreciation by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations with the potential for growth. The goal of the Large Cap Growth Fund can only be changed with shareholder approval.

         PRINCIPAL STRATEGY

         We purchase a diversified portfolio of equity securities at least 65% of which consists of large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations. We look for companies possessing superior management, strong market position, consistent records of increased earnings and dividends growth and a strong operating and financial position. The average market capitalization of the corporations in which the Large Cap Growth Fund invests exceeds $2 billion.

         PRINCIPAL RISKS OF INVESTING IN THE LARGE CAP GROWTH FUND

         As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. By investing in stocks, the Large Cap Growth Fund will expose you to risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Large Cap Growth Fund is also subject to the risk that its principal market segment, large capitalization growth stocks, may underperform other equity market segments or the market as a whole. Foreign stocks tend to be more volatile than U.S. stocks, and are subject to risks that are not typically associated with domestic stocks.

         PAST PERFORMANCE

         The Large Cap Growth Fund has not yet begun operations. The Large Cap Growth Fund's past performance results have not been provided but will be reported once the Large Cap Growth Fund has been in operation for one complete calendar year (I.E., January-December).

         FEES AND EXPENSES OF THE LARGE CAP GROWTH FUND

         This table describes the fees and expenses you may pay if you buy and hold shares of the Large Cap Growth Fund. You pay no sales charges or transaction fees for buying or selling shares of the Large Cap Growth Fund.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

           Management Fee*                                                              0.65%
           Distribution (12b-1) Fees                                                    0.25%
           Other Expenses
               Shareholder Servicing Fee                               0.25%
               Other Fund Expenses**                                   0.24%
           Total Other Expenses**                                                       0.49%
         -----------------------------------------------------------------------------------------------
           TOTAL FUND OPERATING EXPENSES***                                             1.39%

         * The "Management Fee" is an annual fee, payable monthly out of the Large Cap Growth Fund's net assets.

         **   Estimated for the current fiscal year.

         *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Large Cap Growth Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 1.30%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Large Cap Growth Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

         EXAMPLE

         The Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Growth Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Year            3 Years
         -------------------------
          $142               $440

         LARGE CAP VALUE FUND


         OUR GOALS

         The Large Cap Value Fund seeks to provide capital appreciation and moderate income consistent with current returns available in the marketplace by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations which are undervalued. The goals of the Large Cap Value Fund can only be changed with shareholder approval.

         PRINCIPAL STRATEGY

         We purchase a diversified portfolio of equity securities at least 65% of which consists of large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations. We look for companies whose market valuations compare favorably relative to similar companies. We monitor the holdings in the Large Cap Value Fund in order to capitalize as favorably as possible on the shifting investment environment. The average market capitalization of the corporations in which the Large Cap Value Fund invests exceeds $2 billion.

         PRINCIPAL RISKS OF INVESTING IN THE LARGE CAP VALUE FUND

         As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. By investing in stocks, the Large Cap Value Fund will expose you to risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Large Cap Value Fund is also subject to the risk that its principal market segment, large capitalization value stocks, may underperform other equity market segments or the market as a whole. Foreign stocks tend to be more volatile than U.S. stocks, and are subject to risks that are not typically associated with domestic stocks.

         PAST PERFORMANCE

         The Large Cap Value Fund has not yet begun operations. The Large Cap Value Fund's past performance results have not been provided but will be reported once the Large Cap Value Fund has been in operation for one complete calendar year (I.E., January-December).

         FEES AND EXPENSES OF THE LARGE CAP VALUE FUND

         This table describes the fees and expenses you may pay if you buy and hold shares of the Large Cap Value Fund. You pay no sales charges or transaction fees for buying or selling shares of the Large Cap Value Fund.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

           Management Fee*                                                              0.62%
           Distribution (12b-1) Fees                                                    0.25%
           Other Expenses
               Shareholder Servicing Fee                               0.25%
               Other Fund Expenses**                                   0.24%
           Total Other Expenses**                                                       0.49%
         -----------------------------------------------------------------------------------------------
           TOTAL FUND OPERATING EXPENSES***                                             1.36%

         * The "Management Fee" is an annual fee, payable monthly out of the Large Cap Value Fund's net assets.

         **   Estimated for the current fiscal year.

         *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Large Cap Value Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 1.25%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Large Cap Value Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

         EXAMPLE

         The Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Large Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Value Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Year            3 Years
         -------------------------
          $138               $431

         CORPORATE BOND FUND


         OUR GOALS

         The Corporate Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing in a diversified portfolio of fixed income securities. The goals of the Corporate Bond Fund can only be changed with shareholder approval.

         PRINCIPAL STRATEGY

         We purchase a diversified portfolio of fixed income securities at least 65% of which consists of investment grade corporate notes, bonds and debentures that are nationally traded, including U.S. government and agency securities and corporate issues of domestic and international companies denominated in U.S. dollars. We may also purchase mortgage backed and asset backed instruments whose maturity and duration are consistent with an intermediate term strategy. We actively manage the average duration of the portfolio in accordance with our expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from two to six years. We will typically invest in corporate issues with a minimum credit rating from Moody's Investors Service or Standard & Poor's Corporation of Baa or BBB, mortgage backed and asset backed instruments with a minimum rating of Aa or AA and corporate commercial paper issued by issuers with a minimum credit rating of A1 or P1. We may retain a security after it has been downgraded below the minimum credit rating if we determine it is in the best interests of the Corporate Bond Fund. The Corporate Bond Fund may also invest in the shares of money market mutual funds whose objectives are consistent with those of the Corporate Bond Fund.

         PRINCIPAL RISKS OF INVESTING IN THE CORPORATE BOND FUND

         As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. The Corporate Bond Fund may expose you to certain risks that could cause you to lose money. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Corporate Bond Fund is subject to the risk that its market segment, fixed income securities, may underperform other fixed income market segments or the markets as a whole. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Corporate Bond Fund. Changes in the financial condition of issuers also may adversely affect the value of the Corporate Bond Fund's securities. The Corporate Bond Fund may invest in bonds rated below investment grade, which involve greater risks of default or downgrade and are more volatile than investment grade securities. The Corporate Bond Fund is not a money market fund.

         PAST PERFORMANCE

         The Corporate Bond Fund has not yet begun operations. The Corporate Bond Fund's past performance results have not been provided but will be reported once the Corporate Bond Fund has been in operation for one complete calendar year (I.E., January-December).

         FEES AND EXPENSES OF THE CORPORATE BOND FUND

         This table describes the fees and expenses you may pay if you buy and hold shares of the Corporate Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Corporate Bond Fund.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

           Management Fee*                                                              0.40%
           Distribution (12b-1) Fees                                                    0.25%
           Other Expenses
               Shareholder Servicing Fee                               0.25%
               Other Fund Expenses**                                   0.24%
           Total Other Expenses**                                                       0.49%
         -----------------------------------------------------------------------------------------------
           TOTAL FUND OPERATING EXPENSES***                                             1.14%

         * The "Management Fee" is an annual fee, payable monthly out of the Corporate Bond Fund's net assets.

         **   Estimated for the current fiscal year.

         *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Corporate Bond Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 1.00%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Corporate Bond Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

         EXAMPLE

         The Example is intended to help you compare the cost of investing in the Corporate Bond Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Corporate Bond Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Year            3 Years
         -------------------------
          $116               $362

GOVERNMENT BOND FUND


         OUR GOALS

         The Government Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. government securities. The goals of the Government Bond Fund can only be changed with shareholder approval.

         PRINCIPAL STRATEGY

         We purchase a diversified portfolio at least 65% of which consists of U.S. government securities either issued or guaranteed by the U.S. government or its agencies or instrumentalities. We may also purchase mortgage backed and asset backed instruments issued by the U.S. government or a government sponsored agency whose maturity and duration are consistent with an intermediate term strategy. We actively manage the average duration of the portfolio in accordance with our expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from two to six years. The Government Bond Fund may also invest in the shares of money market mutual funds whose objectives are consistent with those of the Government Bond Fund.

         PRINCIPAL RISKS OF INVESTING IN THE GOVERNMENT BOND FUND

         As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. The Government Bond Fund may expose you to certain risks that could cause you to lose money. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Government Bond Fund is subject to the risk that its market segment, government fixed income securities, may underperform other fixed income market segments or the markets as a whole. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Government Bond Fund. Changes in the financial condition of issuers also may adversely affect the value of the Fund's securities. The Government Bond Fund may invest in bonds rated below investment grade, which involve greater risks of default or downgrade and are more volatile than investment grade securities. The Government Bond Fund is not a money market fund.

         PAST PERFORMANCE

         The Government Bond Fund has not yet begun operations. The Government Bond Fund's past performance results have not been provided but will be reported once the Government Bond Fund has been in operation for one complete calendar year (I.E., January-December).

         FEES AND EXPENSES OF THE GOVERNMENT BOND FUND

         This table describes the fees and expenses you may pay if you buy and hold shares of the Government Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Government Bond Fund.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

           Management Fee*                                                              0.43%
           Distribution (12b-1) Fees                                                    0.25%
           Other Expenses
               Shareholder Servicing Fee                               0.25%
               Other Fund Expenses**                                   0.24%
           Total Other Expenses**                                                       0.49%
         -----------------------------------------------------------------------------------------------
           TOTAL FUND OPERATING EXPENSES***                                             1.17%

         * The "Management Fee" is an annual fee, payable monthly out of the Government Bond Fund's net assets.

         **   Estimated for the current fiscal year.

         *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Government Bond Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 0.95%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Government Bond Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

         EXAMPLE

         The Example is intended to help you compare the cost of investing in the Government Bond Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Government Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Government Bond Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Year            3 Years
         -------------------------
          $119               $372

CALIFORNIA TAX EXEMPT BOND FUND


         OUR GOALS

         The California Tax Exempt Bond Fund seeks to provide current income exempt from Federal and California state income tax (as the primary component of a total return strategy) by investing primarily in California municipal bonds. The goal of the California Tax Exempt Bond Fund can only be changed with shareholder approval.

         PRINCIPAL STRATEGY

         We purchase a portfolio at least 65% of which consists of intermediate term municipal bond obligations, including general obligation bonds, revenue bonds, notes and obligations from various other sectors in the municipal bond market. The California Tax Exempt Bond Fund may also invest in short term tax exempt commercial paper, floating rate notes or the shares of money market mutual funds whose objectives are consistent with those of the California Tax Exempt Bond
         Fund. We actively manage the average duration of the portfolio in accordance with our expectations of interest rate changes as driven by economic trends. The average duration of the portfolio will typically range from three to eight years. We will typically invest in issues with a minimum credit rating from Moody's Investors Service or Standard & Poor's Corporation of Baa or BBB, issues carrying credit enhancements such as insurance by the major bond insurance companies with an underlying minimum credit rating of Baa or BBB, and short term notes with a rating from Moody's of MIG1 or VMIG1 or from Standard & Poor's of SP1 or A1. We may retain a security after it has been downgraded below the minimum credit rating if we determine it is in the best interests of the California Tax Exempt Bond Fund.

         PRINCIPAL RISKS OF INVESTING IN THE CALIFORNIA TAX EXEMPT BOND FUND

         As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. The California Tax Exempt Bond Fund may expose you to certain risks that could cause you to lose money. Here are the principal risks to consider:

         MARKET RISK - The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.
         In addition, the California Tax Exempt Bond Fund is subject to the risk that its market segment, municipal debt securities, may under perform other market segments or the markets as a whole.
         The California Tax Exempt Bond Fund invests at least 80% of its net assets in intermediate-term, high-quality municipal bonds and notes, and at least 65% of its total assets in debt securities, the interest from which is expected to be exempt from California personal income taxes. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the California Tax Exempt Bond Fund.
         Changes in the financial condition of issuers also may adversely affect the value of the California Tax Exempt Bond Fund's securities. The California Tax Exempt Bond Fund may invest in bonds rated below investment grade, which involve greater risks of default or downgrade and are more volatile than investment grade securities.
         The California Tax Exempt Bond Fund is not a money market fund.

         GOVERNMENT RISK - State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of California municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of California municipal issuers may also reduce the value of the California Tax Exempt Bond Fund's holdings.

         NON-DIVERSIFICATION - The California Tax Exempt Bond Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the California Tax Exempt Bond Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. In addition, the California Tax Exempt Bond Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

         PAST PERFORMANCE

         The California Tax Exempt Bond Fund has not yet begun operations. The California Tax Exempt Bond Fund's past performance results have not been provided but will be reported once the California Tax Exempt Bond Fund has been in operation for one complete calendar year (I.E., January-December).

         FEES AND EXPENSES OF THE CALIFORNIA TAX EXEMPT BOND FUND

         This table describes the fees and expenses you may pay if you buy and hold shares of the California Tax Exempt Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the California Tax Exempt Bond Fund.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

           Management Fee*                                                              0.27%
           Distribution (12b-1) Fees                                                    0.25%
           Other Expenses
               Shareholder Servicing Fee                               0.25%
               Other Fund Expenses**                                   0.24%
           Total Other Expenses**                                                       0.49%
         -----------------------------------------------------------------------------------------------
           TOTAL FUND OPERATING EXPENSES***                                             1.01%

         * The "Management Fee" is an annual fee, payable monthly out of the California Tax Exempt Bond Fund's net assets.

         **   Estimated for the current fiscal year.

         *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the California Tax Exempt Bond Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 0.75%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the California Tax Exempt Bond Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

         EXAMPLE

         The Example is intended to help you compare the cost of investing in the California Tax Exempt Bond Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the California Tax Exempt Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Tax Exempt Bond Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower based on these assumptions your costs would be:

         1 Year            3 Years
         -------------------------
          $103               $322

MANAGEMENT OF THE FUNDS


         INVESTMENT MANAGER

         City National Bank ("CNB") is the Fund's investment manager. As investment manager, CNB provides the Fund with investment management services. CNB has provided trust and fiduciary services to individuals and businesses for over 30 years through its trust and investment division, City National Investments ("CNI"). CNI currently provides investment management services to individuals, pension and profit sharing plans, endowments, and foundations. As of November 30, 1999, CNI had approximately $14.3 billion in assets under administration and $4.2 billion in assets under management.

         CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.7 billion in assets as of November 30, 1999. It is a wholly-owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB's address is 400
         North Roxbury Drive, Beverly Hills, California 90210.

         CNI receives for its investment management services a fee at the annual rate of 0.65% of average daily net assets of the Large Cap Growth Fund, 0.62% of average daily net assets of the Large Cap Value Fund, 0.40% of average daily net assets of the Corporate Bond Fund, 0.43% of average daily net assets of the Government Bond Fund and 0.27% of average daily net assets of the California Tax Exempt Bond Fund.

         PORTFOLIO MANAGEMENT

         All investment decisions for each of the Funds are made by a team of investment professionals, all of whom take an active part in the decision-making process. The Large Cap Growth Fund and the Large Cap Value Fund are each managed by CNI's Equity Team. The Corporate Bond Fund, the Government Bond Fund and the California Tax Exempt Bond Fund are each managed by CNI's Fixed Income Team.

         ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

         SEI Investment Mutual Funds Services (the "Administrator") serves as administrator and fund accountant to the Funds. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Pursuant to a separate agreement with the Administrator, CNB performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.075% of the average daily net assets of each Fund. SEI Investments Fund Management serves as transfer agent for the Funds and is located at 530 East Swedesford Road, Wayne, Pennsylvania 19087 and can be reached at 1-888-889-0799.

         DISTRIBUTOR

         SEI Investments Distribution Co. (the "Distributor") serves as the Funds' distributor pursuant to a distribution agreement with the Funds. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS


         FOREIGN SECURITIES - The Large Cap Growth Fund and the Large Cap Value Fund may invest in foreign securities. Foreign investments may be subject to risks that are not typically associated with investing in domestic companies. For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. These foreign securities may be denominated in foreign currencies, whose value may decline against the U.S. dollar.

         DEFENSIVE INVESTMENTS - The strategies described in this Prospectus are those the Funds use under normal conditions. At the discretion of each Fund's portfolio managers, we may invest up to 100% of the Fund's assets in cash or cash equivalents for temporary defensive purposes. No Fund is required or expected to take such a defensive posture. But if used, such a stance may help a Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, a Fund may not achieve its investment objective. For example, should the market advance during this period, a Fund may not participate as much as it would have if it had been more fully invested.

         PORTFOLIO TURNOVER - We will sell a security when we believe it is appropriate to do so, regardless of how long a Fund has owned that security. Buying and selling securities generally involves some expense to a Fund, such as commissions paid to brokers and other transaction costs. By selling a security, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher a Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect a Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high. Generally, annual portfolio turnover should not exceed 100% for the Large Cap Growth Fund and the Large Cap Value Fund, and 30% for the Corporate Bond Fund, Government Bond Fund and California Tax Exempt Bond Fund.

         YEAR 2000 -- Many computer systems cannot distinguish the year 2000 from 1900. This is known as the "Year 2000" problem. A computer system's inability to tell the difference could cause problems with the handling of securities trades, pricing and account services. Our software vendors and service providers have assured us, but have not guaranteed, that their systems will be adapted in time to avoid serious problems. We do not expect Year 2000 conversion costs to have much impact on the Funds because those costs are borne primarily by the vendors and service providers, and not directly by the Funds. It is also important to keep in mind that the Year 2000 problem may negatively impact the issuers of the securities in which the Funds invest and by extension, the value of the securities held by the Funds. Year 2000 problems may manifest themselves after January 1, 2000.
         This is a "Year 2000 Readiness Disclosure" within the meaning of the "Year 2000 Information and Readiness Disclosure Act."

ACCOUNT POLICIES


         HOW WE PRICE SHARES - How and when we calculate each Fund's price or net asset value ("NAV") determines the price at which you will buy or sell shares. We calculate each Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of a Fund's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. This is more likely to happen for foreign securities traded in foreign markets that have different time zones from the United States. In this case, we, subject to the supervision of the Funds' Board of Trustees, will make a good-faith estimate of the security's "fair value," which may be higher or lower than the security's closing price in its relevant market.

         WHEN SHARES ARE PRICED - We calculate the NAV of each Fund after the close of trading on the New York Stock Exchange (the "NYSE") every day the NYSE is open. We do not calculate each Fund's NAV on the days on which the NYSE is closed for trading. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays. More details about how we calculate each Fund's NAV are in the Statement of Additional Information.

         DISTRIBUTION PLAN - The Funds have adopted a plan (the "Plan") for their Class A shares under Rule 12b-1 of the Investment Company Act. The Plan allows the Funds to pay distribution fees of 0.25% of annual net assets for the sale and distribution of its shares. Although the Funds do not have a front-end load, because the distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         If you have any questions about any Fund, please call us at 1-888-889-0799.

UNDERSTANDING EARNINGS AND TAXES


         DIVIDENDS AND DISTRIBUTIONS - IRS rules require that each Fund distribute all of its net investment income and capital gains, if any, to shareholders. You may receive income dividends and capital-gain distributions for which you will owe taxes even if you choose to reinvest the dividends (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan). Income dividends and capital-gain distributions are paid to all shareholders who maintain accounts with each Fund as of each dividend or distribution record date.

         TAX CONSIDERATIONS - Capital gains may be taxable at different rates depending upon the length of time a Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Each Fund's distributions, whether received in cash or reinvested, may be taxable. Any redemption of a Fund's shares or any exchange of a Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS. FOR ADDITIONAL INFORMATION REGARDING TAX CONSIDERATIONS, SEE THE SAI.

         DISTRIBUTION OPTIONS - We will automatically reinvest your dividends in additional full or fractional shares, unless you instruct us in writing prior to the date of distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after we receive your written notice. To cancel your election, please send us another written notice. Proceeds from distributions will normally be wired to your broker-dealer or financial institution on the business day after distributions are credited to your account.

         DECLARING AND PAYING DIVIDENDS - For the Fixed Income Funds, we will declare dividends each day the NAV is calculated, pay dividends on the last business day of each month, and pay net capital gain, if any, once a year. For the Large Cap Growth Fund and the Large Cap Value Fund, we will declare and pay dividends in the last quarter of each calendar year, and pay net capital gain, if any, in the last quarter of each calendar year. Following their fiscal year end (October 31), the Funds may make additional distributions to avoid the imposition of a tax.

         WHEN DO DIVIDENDS ACCRUE? For the Fixed Income Funds, your dividends begin to accrue on the day after we execute your purchase order. We will not credit you with dividends for shares on the day you sell them.

         BACKUP WITHHOLDING - You must provide your broker-dealer or financial institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

         CALIFORNIA TAX EXEMPT BOND FUND - The California Tax Exempt Bond Fund intends to continue paying what the IRS calls "exempt-interest dividends" to shareholders by maintaining, as of the close of each quarter of its taxable year, at least 50% of the value of its assets in municipal bonds. If the Fund satisfies this requirement, any distributions paid to shareholders from its net investment income will be exempt from federal income tax, to the extent that it derives its net investment income from interest on municipal bonds. Any distributions paid from other sources of net investment income, such as market discounts on certain municipal bonds, will be treated as ordinary income by the IRS.

         HOW TO AVOID "BUYING A DIVIDEND" - If you plan to purchase shares in a Fund, check if it is planning to make a distribution in the near future. If you do not, and you buy shares of a Fund just before a distribution, you'll pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

HOW TO BUY AND SELL SHARES


         Here are the details you should know about buying and selling shares:

HOW TO PLACE AN ORDER

         You may place an order with:

               -  an approved broker-dealer; or

               -  any other approved financial institution.

         ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION (EACH AN "AUTHORIZED INSTITUTION") -- You may purchase shares through accounts with Authorized Institutions that are authorized to place trades in Fund shares for their customers. If you invest through an Authorized Institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to your Authorized Institution.

         WHEN ORDERS WILL BE COMPLETED -- You may have to transmit purchase or exchange requests to your Authorized Institution at an earlier time for your transaction to become effective that day. This allows the Authorized Institution time to process your request and transmit it to the Funds. For more information about how to purchase or exchange fund shares through your Authorized Institution, you should contact your Authorized Institution directly.

         If we receive your purchase order through your Authorized Institution by close of trading on the NYSE, we will execute your purchase order at that day's NAV. If we receive your purchase order after the close of trading on the NYSE, we will execute your purchase order at the next day's NAV. Your shares will be bought only after we receive a properly completed order with full payment.

         PURCHASE MINIMUMS -- You may buy shares of a Fund for an initial amount of $100,000. This is the required minimum account balance. You may buy additional shares for $1,000 or more.

         MINIMUM ACCOUNT BALANCES -- If your account balance in a Fund drops below $100,000 because of redemptions, that Fund may redeem your shares. However, we will always give you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

         In order to reach or maintain these purchase and account minimums, your Authorized Institution may aggregate your purchase with the purchases of its other clients. Further exceptions to the purchase and account minimums may be made at our discretion.

         PAYMENT RESTRICTIONS -- We only accept payments by wire in U.S. funds. Cash, checks and third-party checks will not be accepted. Consult with your Authorized Institution about their acceptable methods of payment.

         WIRING FEE -- The Authorized Institution placing your order may charge its own wiring fees.

BUYING SHARES

         FIRST TIME AND SUBSEQUENT PURCHASES -- You will have to follow your Authorized Institution's procedures for transacting with the Funds. Contact your Authorized Institution for more information.

SELLING SHARES

         GENERAL INFORMATION -- You may sell your shares through your Authorized Institution. You will have to follow their procedures. Contact your Authorized Institution for more information.

         GENERAL RESTRICTIONS -- We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve's Fedline System is closed or restricted. We reserve the right to reject any order that is not received in proper form. For example, if we are unable to determine how many shares you wish to sell, we may not execute your order. We will provide you or your Authorized Institution with notice of any deficiency in your sell request so that you may correct the deficiency. You will receive the next calculated NAV after your sell request is corrected.

         OTHER REDEMPTION OPTIONS-- Under conditions where cash redemptions are detrimental to a Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. In unusual circumstances, a Fund may temporarily suspend the processing of sell requests or postpone payments of proceeds for up to five business days, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

EXCHANGING SHARES

         You may exchange shares of a Fund for shares of any other CNI
         Charter Fund in which you are eligible to invest. You should contact the Authorized Institution through which you purchased your shares and follow its instructions to place an exchange order. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

IMPORTANT TERMS TO KNOW




         "We", "Us" and "Our" means the CNI Charter Funds.

         "You" and "Your" means the prospective investor or current shareholder.

         "Quality" means the credit rating given to a security by a nationally recognized statistical rating organization.

         "Yield" means the interest rate you would receive if you kept your investment in a Fund for a year. It is based on the current interest rate for a trailing seven-day period.

         "Effective Yield" means the interest rate, compounded weekly, you would receive if you kept your investment in a Fund for a year.

         "Duration" measures the sensitivity of a debt security to changes in interest rates. It takes into account both interest payments and payment at maturity.

FOR MORE INFORMATION

CNI CHARTER FUNDS

Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. To receive a free copy of this Prospectus, the SAI, or the Annual or Semi-Annual Reports (when available), please contact:

    SEI Investments Distribution Co.
    One Freedom Valley Drive
    Oaks, Pennsylvania 19456
    1-888-889-0799

INFORMATION ABOUT THE FUNDS MAY BE REVIEWED AND COPIED:

-   at the SEC's Public Reference Room in Washington, D.C. at 202-942-8090;

-   on the EDGAR database on the SEC's Internet site at www.sec.gov; or

- by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request at publicinfo@sec.gov.

If you have questions about the Funds, please call 1-888-889-0799.

         The Funds' Investment Company Act file number:
         811-07923.




                        ------------------------------
                         CNI                     -SM-
                         CHARTER
                             FUNDS




                          LARGE CAP GROWTH EQUITY FUND
                           LARGE CAP VALUE EQUITY FUND
                               CORPORATE BOND FUND
                              GOVERNMENT BOND FUND
                           CALIFORNIA TAX EXEMPT BOND
                                      FUND

                                    CLASS A

                                   PROSPECTUS

                               DATED January 12, 2000




                                                                   CNI-F-014-01

      ---------------------------------------------------------------------

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                     CNI CHARTER LARGE CAP GROWTH EQUITY FUND
                     CNI CHARTER LARGE CAP VALUE EQUITY FUND
                          CNI CHARTER FIXED INCOME FUND
                    CNI CHARTER GOVERNMENT FIXED INCOME FUND
               CNI CHARTER CALIFORNIA TAX EXEMPT FIXED INCOME FUND

      ---------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION



                                CNI CHARTER FUNDS
            400 North Roxbury Drive, Beverly Hills, California 90210

                           LARGE CAP GROWTH EQUITY FUND
                            LARGE CAP VALUE EQUITY FUND
                                CORPORATE BOND FUND
                               GOVERNMENT BOND FUND
                          CALIFORNIA TAX EXEMPT BOND FUND



                                January 12, 2000



This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus dated December 31, 1999, which may be amended from time to time, for the CNI Charter Large Cap Growth Equity Fund (the "Large Cap Growth Fund"), the CNI Charter Large Cap Value Equity Fund (the "Large Cap Value Fund"), the CNI Charter Corporate Bond Fund (the "Corporate Bond Fund"), the CNI Charter Government Bond Fund (the "Government Fund"), and the CNI Charter California Tax Exempt Bond Fund (the "Tax Exempt Fund"). The Growth Fund and the Value Fund are referred to herein as the "Equity Funds." The Corporate Bond Fund, Government Fund, and Tax Exempt Fund are referred to herein as the "Fixed Income Funds." The Equity Funds and the Fixed Income Funds are referred to herein as the Funds." The Funds are investment portfolios of the CNI Charter Funds (the "Trust"), an open-end, management investment company. Each Fund other than the Tax Exempt Fund is a diversified portfolio. The Tax Exempt Fund is non-diversified. The Trust was formerly called the Berkeley Funds. City National Bank serves as Investment Manager to each of the Funds.

To obtain a free copy of the above-referenced Prospectus, please contact SEI Investments Fund Management (the "Transfer Agent") at 1-888-889-0799.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

INVESTMENT TECHNIQUES.......................................................1

INVESTMENT RESTRICTIONS....................................................16

RISK CONSIDERATIONS........................................................17

MANAGEMENT OF THE TRUST....................................................25

PORTFOLIO TRANSACTIONS AND TURNOVER........................................30

DISTRIBUTIONS AND TAXES....................................................31

SHARE PRICE CALCULATION....................................................35

DISTRIBUTION PLAN..........................................................37

SHAREHOLDER SERVICE AGREEMENT..............................................37

EXPENSES...................................................................38

GENERAL INFORMATION........................................................38

PERFORMANCE INFORMATION....................................................39

PURCHASE AND REDEMPTION OF SHARES..........................................41

OTHER INFORMATION..........................................................42

FINANCIAL STATEMENTS.......................................................42

APPENDIX--RATINGS OF INVESTMENT SECURITIES................................A-1

                              INVESTMENT TECHNIQUES

The prospectuses of the Funds shows the principal strategies and risks of investing in each Fund. This Statement of Additional Information shows additional strategies and risks of the Funds that an investor should consider.


EQUITY FUNDS

The Equity Funds will purchase equity securities. Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the fund to fluctuate.

TAX EXEMPT FUND

The Tax Exempt Fund invests in obligations either issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, including industrial development bonds, as well as obligations of certain agencies and instrumentalities of the U.S. government. The interest from these investments is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Securities"), or exempt from federal and California personal income tax ("California Municipal Securities"). Thus, this Fund generally will have a lower return than if it primarily purchases higher yielding taxable securities. Generally, the value of the Municipal Securities and California Municipal Securities held by this Fund will fluctuate inversely with interest rates.

PERMITTED INVESTMENTS

FIXED INCOME SECURITIES. The Fixed Income Funds will, and the Equity Funds may, invest in fixed income securities. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of the Funds' fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect the Funds' net asset value. See the attached appendix for a discussion of fixed income ratings.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Corporate Bond Fund may invest in variable and floating rate instruments. Certain of the obligations purchased by these Funds may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEPOSITARY RECEIPTS, CONVERTIBLE SECURITIES AND SECURITIES WARRANTS. The Equity Funds may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, a Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

MORTGAGE-RELATED SECURITIES AND DERIVATIVE SECURITIES. The Government Bond Fund may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans and is considered a derivative security. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Certain mortgage-related securities are subject to high volatility. These Funds use these derivative securities in an effort to enhance return and as a means to make certain investments not otherwise available to these Funds.

         AGENCY MORTGAGE-RELATED SECURITIES. The dominant issuers or guarantors of mortgage-related securities today are GNMA, FNMA and the FHLMC. GNMA creates pass-through securities from pools of government-guaranteed or -insured (Federal Housing Authority or Veterans Administration) mortgages. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. government but are generally considered to offer minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. government securities with comparable "lives" largely due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates determined in accordance with a predetermined interest rate index and which may be subject to certain limits. The adjustment feature of ARMs tends to lessen their interest rate sensitivity.

         MORTGAGE-RELATED SECURITIES - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION. GNMA is a wholly owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the FHA under the Housing Act, or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

         MORTGAGE-RELATED SECURITIES - FEDERAL NATIONAL MORTGAGE ASSOCIATION. FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. Government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable-rate mortgage loans; (5) other adjustable-rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

         MORTGAGE-RELATED SECURITIES - FEDERAL HOME LOAN MORTGAGE CORPORATION. FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another FHLMC security.

         PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and "CMOs" collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages, multifamily or commercial mortgage loans.

Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class which, like the other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Privately issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than U.S. government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees. Many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal, however. Some mortgage-related securities are offered through private placements that are restricted as to further sale. The value of these securities may be very volatile.

         ADJUSTABLE-RATE MORTGAGE-RELATED SECURITIES. Because the interest rates on the mortgages underlying ARMs reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow a Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to a Fund. Further, because of this feature, the value of ARMs is unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments. For further discussion of the risks associated with mortgage-related securities generally.

         OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IOs, POs and other mortgage securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets have not developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

The value of derivative securities known as "floaters" and "inverse floaters" vary in response to interest rates. These securities may be illiquid and their values may be very volatile.

ASSET-BACKED SECURITIES. The Corporate Bond Fund may invest in asset-backed securities. These types of securities represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. These securities are subject to the risk of prepayment. Prepayments of principal of asset-backed securities affect the average life of the asset-backed securities in the Corporate Bond Fund's portfolio. Prepayments are affected by the level of interest rates and other factors, including general economic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Corporate Bond Fund's yield. Thus, asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

VARIABLE RATE DEMAND NOTES. The Fixed Income Funds may invest in variable rate demand notes ("VRDNs"). VRDNs are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period prior to specified dates, generally at 30-, 60-, 90-, 180-, or 365-day intervals. The interest rates are adjustable at intervals ranging from daily to six months. Adjustment formulas are designed to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments typically are based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

The Fixed Income Funds also may invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide a Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven. In addition, the Participating VRDN is backed by an irrevocable letter of credit or guaranty of the institution. A Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

Participating VRDNs may be unrated or rated, and their creditworthiness may be a function of the creditworthiness of the issuer, the institution furnishing the irrevocable letter of credit, or both. Accordingly, these Funds may invest in such VRDNs, the issuers or underlying institutions of which the Investment Manager believes are creditworthy and satisfy the quality requirements of these Funds. The Investment Manager periodically monitors the creditworthiness of the issuer of such securities and the underlying institution.

During periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted by governmental authorities to attempt to deal with them, interest rates have varied widely. While the value of the underlying VRDN may change with changes in interest rates generally, the variable rate nature of the underlying VRDN should minimize changes in the value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed-income securities. Some VRDNs have minimum or maximum rates, or maximum rates set by state law, which limit the degree to which interest on such VRDNs may fluctuate; to the extent they do increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the VRDNs is made in relation to movements of various interest rate adjustment indices, the VRDNs are not comparable to long-term fixed-rate securities. Accordingly, interest rates on the VRDNs may be higher or lower than current market rates for fixed-rate obligations of comparable quality with similar maturities.

FOREIGN SECURITIES. The Funds may invest in foreign securities. Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political, and legal developments, including expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas.

FUTURES AND OPTIONS ON FUTURES. The Large Cap Growth Fund and Large Cap Value Fund may engage in futures and options on futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. These Funds may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. These Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made: generally contracts are closed out prior to the expiration date of the contract.

In order to avoid leveraging and related risks, when one of these Funds invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

These Funds may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the relevant Fund's net assets.

There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures.

These Funds may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return. No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as "marked to market"). The margin is in the nature of performance bond or good-faith deposit on a futures contract. Futures and options on futures are taxable instruments.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions set forth in this SAI. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, each Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of another company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

MUNICIPAL SECURITIES. The Tax Exempt Fund may invest in municipal securities. Municipal securities consist of (1) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (2) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenue of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

         MUNICIPAL LEASES. The Tax Exempt Fund may invest in municipal leases. The Tax Exempt Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

         MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

         MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. The Tax Exempt Fund may purchase private activity or industrial development bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES. Each Equity Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolio and on any securities index based in whole or in part on securities in which that Fund may invest. The Equity Funds also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

An Equity Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle an Equity Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although a Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Although these Funds do not currently intend to do so, they may, in the future, write (I.E., sell) covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by that Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, a Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security is limited while the option is in effect unless that Fund effects a closing purchase transaction.

Each Equity Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. An Equity Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. A Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of that Fund's total assets.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Funds' orders.

REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Funds or their agents will have actual or constructive possession of the securities held as collateral for the repurchase agreement. The Funds bear a risk of loss in the event the other party defaults on its obligations and the Funds are delayed or prevented from exercising their right to dispose of the collateral securities, or if the Funds realize a loss on the sale of the collateral securities. The Investment Manager will enter into repurchase agreements on behalf of a Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board. These guidelines currently permit the Funds to enter into repurchase agreements with any bank the Investment Manager may recommend if it determines such bank to be creditworthy. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Investment Manager will monitor compliance with this requirement. Under all repurchase agreements entered into by the Funds, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, these Funds may incur delays and costs in selling the security and may suffer a loss of principal and interest if these Funds are treated as unsecured creditors. Repurchase agreements, in some circumstances, may not be tax exempt.

RULE 144A SECURITIES. Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the a Fund's inability to dispose of such securities promptly or at favorable prices.

The Board has delegated the function of making day-to-day determination of liquidity to a Fund's Investment Manager pursuant to guidelines approved by the Board. The Investment Manager will take into account a number of factors in reaching liquidity decisions, including, but not limited to: (1) the frequency of trades for the security, (2) whether any dealers have agreed to make a market in the security, (3) the number of dealers willing and ready to purchase and sell the security, (4) the number of other potential purchasers for the security, and (5) the nature of the securities and the nature of the marketplace trades. To the extent the Investment Manager, according to the guidelines approved by the Board, determines a Rule 144A eligible security to be liquid, such a security would not be subject to a Fund's percentage limit on illiquid securities investment.

LENDING OF PORTFOLIO SECURITIES. The Funds may lend their portfolio securities in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Investment Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high-grade liquid debt securities, maintained on a current basis (I.E., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of a Fund or the borrower at any time. Upon such termination, that Fund is entitled to obtain the return of the securities loaned within five business days.

For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Investment Manager to be creditworthy, and when, in the judgment of the Investment Manager, the income which can be earned currently from such loans justifies the attendant risk.

STANDBY COMMITMENTS AND PUT TRANSACTIONS. The Fixed Income Funds reserve the right to engage in standby commitments and put transactions. The Investment Manager has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when these Funds can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit these Funds to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. These Funds would limit their put transactions to institutions which the Investment Manager believes present minimum credit risks, and the Investment Manager would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, these Funds would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between one of these Funds and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. These Funds could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to these Funds. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, these Funds could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to these Funds, these Funds could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put.

HIGHLY LIQUID INVESTMENTS. The Funds may invest in bank notes, which are unsecured promissory notes representing debt obligations that are issued by banks in large denominations. The Funds may invest in Bankers' acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less. The Funds may invest in certificates of deposit. A certificate of deposit is an interest-bearing instrument with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. The Funds may invest in commercial paper and other securities that are issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act")("Section 4(2) paper"). Federal securities laws restrict the disposition of Section 4(2) paper. Section 4(2) paper generally is sold to institutional investors who agree that they are purchasing the paper for investment and not for public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A under the 1933 Act. Section 4(2) paper normally may be resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will continue to develop, the Investment Manager pursuant to guidelines approved by the Board will monitor these Funds' investments in these securities, focusing on such important factors as, among others, valuation, liquidity, and availability of information.

TAX EXEMPT COMMERCIAL PAPER. The Tax Exempt Fund may invest in tax exempt commercial paper. Tax exempt commercial paper is unsecured short-term obligations issued by a government or political sub-division. It is not currently expected that the Tax Exempt Fund will invest in tax exempt commercial paper.

TIME DEPOSITS. The Funds may invest in time deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS. Each Fund may invest in U.S. agency obligations. Various agencies of the U.S. Government issue obligations, including, the Export/Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority. The Funds may purchase securities guaranteed by GNMA which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, HLMC, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (I.E., GNMA), others are supported by the right of the issuer to borrow from the Treasury. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

WHEN-ISSUED SECURITIES. The Funds may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. Each Fund will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to these Funds before settlement. Although the Funds generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, the Funds may dispose of a when-issued security or forward commitment prior to settlement if the Investment Manager deems it appropriate to do so.

The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

INDEX-BASED INVESTMENTS. The Large Cap Growth Fund may invest in index-based investments. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of
(a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks described above under "Options and Futures on Options" involved in the writing of options on securities.

BORROWING POLICY. The Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of each Fund's total assets in order to meet redemption requests without immediately selling any portfolio securities. The Funds will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. If for any reason the current value of the total assets of a Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three days, (not including Sundays and holidays), reduce its indebtedness to the extent necessary to meet that limitation. Any borrowings under this provision will not be collateralized.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

No Fund may:

1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Other than the California Tax Exempt Fund, purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowing will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (other than the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in each prospectus are fundamental policies of the Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
(iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. Purchase or hold securities, that are illiquid or are otherwise not readily marketable, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid and not readily marketable securities) apply at the time of purchase. If, subsequent to a Fund's purchase of an illiquid security, more than 15% of the Fund's net assets are invested in illiquid securities because of changes in valuations, the Fund will, within a reasonable time, dispose a portion of such holding so that the above set-forth limit will not be exceeded. These limitations are non-fundamental and may be changed by the Board without a vote of shareholders.

                               RISK CONSIDERATIONS

DEBT

The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities. Investors also should recognize that, in periods of declining interest rates, the returns of the Funds who invest in debt securities will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the returns of the Funds who invest in debt securities will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to these Funds from the continuous sale of their shares will likely be invested in portfolio instruments producing lower yields than the balance of the portfolios, thereby reducing these Funds' current returns. In periods of rising interest rates, the opposite can be expected to occur.

The value of commercial paper and other securities in these Funds' portfolios may be adversely affected by the inability of the issuers (or related supporting institutions) to make principal or interest payments on the obligations in a timely manner.

These Funds' performance also may be affected by changes in market or economic conditions and other circumstances affecting the financial services industry. Government regulation of banks, savings and loan associations, and finance companies may limit both the amounts and types of loans and other financial commitments these entities can make and the interest rates and fees they can charge. The profitability of the financial services industry, which is largely dependent on the availability and, cost of capital funds, has fluctuated in response to volatility in interest rate levels. In addition, the financial services industry is subject to risks resulting from general economic conditions and the potential exposure to credit losses.

TAX EXEMPT FUND - SPECIFIC RISKS

The Tax Exempt Fund is a "non-diversified" investment company under the Investment Company Act. This means that, with respect to 50% of its total assets, it may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government). The balance of its assets may be invested in as few as two issuers. Thus, up to 25% of the Fund's total assets may be invested in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) the assets and revenues of which back the security, or, with respect to an industrial development bond, that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security also may be considered to be an issuer in connection with such guarantee. By investing in a portfolio of municipal securities, a shareholder in the Tax Exempt Fund enjoys greater diversification than an investor holding a single municipal security. The investment return on a non-diversified portfolio, however, typically is dependent upon the performance of a smaller number of issuers relative to the number of issuers held in a diversified portfolio. If the financial condition or market assessment of certain issuers changes, this Fund's policy of acquiring large positions in the obligations of a relatively small number of issuers may affect the value of its portfolio to a greater extent than if its portfolio were fully diversified.

The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions, (2) a wide variety of California laws and regulations, and (3) the general financial condition of the State of California.

There could be economic, business or political developments which might affect all Municipal Securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective the Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds.

Under normal conditions, the Tax Exempt Fund will be fully invested in obligations which produce income exempt from federal income tax and California state personal income tax. Accordingly, the Tax Exempt Fund will have considerable investments in California Municipal Securities. As a result, the Tax Exempt Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

An investment in the Tax Exempt Fund will be affected by the many factors that affect the financial condition of the State of California. For example, financial difficulties of the State of California, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may significantly and adversely affect the Tax Exempt Fund.

The Tax Exempt Fund's concentration in California municipal bonds may expose shareholders to additional risks. In particular, the Tax Exempt Fund will be vulnerable to any development in California's economy that may weaken or jeopardize the ability of California municipal-bond issuers to pay interest and principal on their bonds. Although the Tax Exempt Fund's objective is to provide income exempt from federal and California State personal income taxes, some of its income may be subject to the alternative minimum tax.

HISTORICAL PERSPECTIVE. The information set forth below is a general summary intended to give a recent historical description. It is not a discussion of any specific factors that may affect any particular issuer of California Municipal Securities. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of the State of California. Such information is derived from official statements utilized in connection with securities offerings of the State of California that have come to the attention of the Trust and were available prior to the date of this SAI. Such information has not been independently verified by the Tax Exempt Fund.

Because the Tax Exempt Fund expects to invest substantially all of its assets in California Municipal Securities, it will be susceptible to a number of complex factors affecting the issuers of California Municipal Securities, including national and local political, economic, social, environmental and regulatory policies and conditions. The Tax Exempt Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of California Municipal Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Tax Exempt Fund to pay interest on, or principal of, such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible the Tax Exempt Fund will invest in obligations of particular issuers as to which such specific factors are applicable.

From mid-1990 to late 1993, California suffered the most severe recession in the State since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among other industries, have been severely affected. Since the start of 1994, however, California's economy has been on a steady recovery. The unemployment rate, while still higher than the national average, fell to an average of 5.9% during 1998, compared to over 10 percent during the recession. Many of the new jobs were created in such industries as computer services, software design, motion pictures and high technology manufacturing. Business services, export trade and other manufacturing also experienced growth. The unsettled financial situation occurring in certain Asian economies may adversely affect the State's export-related industries and, therefore, the State's rate of economic growth.

The recession severely affected State revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance; the State's accumulated budget deficit approached $2.8 billion at its peak at June 30, 1993. A consequence of the large budget deficits has been that the State depleted its available cash resources and had to use a series of external borrowings to meet its cash needs. With the end of the recession, the State's financial condition has improved in the fiscal years beginning 1995-96, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. No deficit borrowing has occurred at the end of the last four fiscal years and the State's cash flow borrowing was limited to $1.7 billion in 1998-99.

The Governor's proposed budget for fiscal year 1999-2000 submitted in January 1999, originally proposed total State spending of $76.2 billion (excluding the expenditure of federal funds and selected bond funds), up 4.1% from the 1998-1999 budget. This total included $60.5 billion in General Fund spending (a 3.8% increase) and $15.7 billion in special funds spending, and anticipated a $415 million reserve by the close of the fiscal year. The May 1999 Revision projected over $4.3 billion of additional revenue for 1998-99 and 1999-00 fiscal years. The Governor's updated spending plan called for General Fund expenditures of $63.2 billion in 1999-00 with an anticipated fiscal year end reserve of $985 million.

The Governor signed the 1999-00 Budget Act on June 29, 1999. The 1999-00 Budget Act is based on projected General Fund revenues and transfers of $62.9 billion. The Budget Act provides authority for expenditures of $63.7 billion from the General Fund, $16.0 billion from Special Funds, and $1.5 billion from bond funds. The Budget Act projects a reserve balance at June 30, 2000 of $881 million.

The foregoing discussion of the 1999-00 fiscal year budget and the proposed 1999-00 fiscal year budget is based in large part on statements made in a recent "preliminary official statement" distributed by the State of California. In that document, the State indicated that its discussion of the fiscal year budget is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. The State noted further that the estimates and projections are based upon various assumptions which may be affected by numerous factors, including future economic conditions in the state and the nation, and that there can be no assurance that the estimates will be achieved.

YEAR 2000. In October 1997 the Governor issued an executive order stating that Year 2000 solutions would be a State government priority. The State reports that, although substantial progress has been made toward the goal of Y2K compliance, the task is still very large and will likely encounter unexpected difficulties. The State has not predicted whether all mission critical systems will be ready and tested by late 1999 or what impact the failure of any particular information technology systems or of outside interfaces with technology information systems might have. The State has indicated that all mission critical systems will have a contingency business plan in place to mitigate potential system failures. The State Treasurer's Office reports that as of December 31, 1998, its systems for bond payments were fully Y2K compliant. There can be no assurance that steps being taken by state or local government agencies with respect to the Year 2000 problem will be sufficient to avoid any adverse impact upon the budgets or operations of those agencies or upon the Tax Exempt Fund.

Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by Standard & Poor's, and to A from AA by Fitch. All three rating agencies expressed uncertainty in the State's ability to balance the budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and Standard & Poor's raised their ratings from A to A+. In October 1997, Fitch raised its rating from A+ to AA- referring to California's fundamental strengths, the extent of economic recovery and the return of financial stability. In October 1998, Moody's raised its rating from A1 to Aa3 citing the State's continuing economic recovery and a number of actions taken to improve the State's credit condition, including the rebuilding of cash and budget reserves. In August 1999, Standard & Poor's raised its rating from A+ to AA- citing the State's strong economic performance and its return to structural fiscal balance. This is a "Year 2000 Readiness Disclosure" within the meaning of the "Year 2000 Information and Readiness Disclosure Act."

CONSTITUTIONAL AND STATUTORY LIMITATIONS. Article XIII A of the California Constitution (which resulted from the voter approved Proposition 13 in 1978) limits the taxing powers of California public agencies. With certain exceptions, the maximum ad valorem tax on real property cannot exceed one percent of the "full cash value" of the property; Article XIII A also effectively prohibits the levying of any other ad valorem property tax for general purposes. One exception to Article XIII A permits an increase in ad valorem taxes on real property in excess of one percent for certain bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. The "full cash value" of property may be adjusted annually to reflect increases (not to exceed two percent) or decreases, in the consumer price index or comparable local data, or to reflect reductions in property value caused by substantial damage, destruction or other factors, or when there is a "change in ownership" or "new construction".

Constitutional challenges to Article XIII A to date have been unsuccessful. In 1992, the United States Supreme Court ruled that notwithstanding the disparate property tax burdens that Proposition 13 might place on otherwise comparable properties, those provisions of Proposition 13 do not violate the Equal Protection Clause of the United States Constitution. In response to the significant reduction in local property tax revenue caused by the passage of Proposition 13, the State enacted legislation to provide local governments with increased expenditures from the General Fund.

During the severe recession California experienced from 1991 to 1993, the State legislature eliminated significant components of its aid to local governments. The State has since increased aid to local governments and reduced certain mandates for local services. Whether legislation will be enacted in the future to either increase or reduce the redistribution of State revenues to local governments, or to make them less dependent on State budget decisions, cannot be predicted.

Article XIII B of the California Constitution generally limits the amount of appropriations of the State and of local governments to the amount of appropriations of the entity for such prior year, adjusted for changes in the cost of living, population and the services that the government entity has financial responsibility for providing. To the extent the "proceeds of taxes" of the State and/or local government exceed its appropriations limit, the excess revenues must be rebated. Certain expenditures, including debt service on certain bonds and appropriations for qualified capital outlay projects, are not included in the appropriations limit.

In 1986, California voters approved an initiative statute known as Proposition
62. This initiative further restricts the ability of local governments to raise taxes and allocate approved tax receipts. While some decisions of the California Courts of Appeal have held that portions of Proposition 62 are unconstitutional, the California Supreme Court has upheld the Proposition 62 requirement that special taxes be approved by a two-thirds vote of the voters voting in an election on the issue. This decision may invalidate other taxes that have been imposed by local governments in

California and make it more difficult for local governments to raise taxes. In 1988 and 1990, California voters approved initiatives known as Proposition 98 and Proposition 111, respectively. These initiatives changed the State's appropriations limit under Article XIII B to (1) require that the State set aside a prudent reserve fund for public education, and (2) guarantee a minimum level of State funding for public elementary and secondary schools and community colleges.

In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously authorized taxes, assessments, fees and charges.

The effect of constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected). There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County filed for bankruptcy.

Certain tax-exempt securities in which the Tax Exempt Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be adversely affected by state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

In addition, it is impossible to predict the time, magnitude, or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four-county area. The possibility exists that another such earthquake could create a major dislocation of the California economy.

The Tax Exempt Fund's concentration in California Municipal Securities provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.

FOREIGN SECURITIES

The Funds may purchase securities issued by companies and governments of foreign countries. Accordingly, shareholders should consider carefully the substantial additional risks involved in investing in these securities. Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation; taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Funds in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions, which resulted in settlement difficulty. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Any delay in selling a portfolio security due to settlement problems could result in loss to a Fund if the value of the portfolio security declined, or result in claims against a Fund if it had entered into a contract to sell the security. In certain countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The securities markets of many of the countries in which these Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

Because certain securities may be denominated in foreign currencies, the value of which will be affected by changes in currency exchange rates and exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect a Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and a Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Investment Manager's ability to predict movements in exchange rates.

Some countries in which the Funds may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on a Fund. Many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Funds. The Funds may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

EXCHANGE RATES AND POLICIES

The Equity Funds may endeavor to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when these Funds change investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent these Funds from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to these Funds' investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

These Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

The Investment Manager considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of these Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Investment Manager also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories.

PREPAYMENT

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, that Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium. Duration is one of the fundamental tools used by the Investment Manager in managing interest rate risks including prepayment risks. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates "Term to maturity," however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Investment Manager's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

                             MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their principal occupations during the past five years, and their affiliations, if any, with the Investment Manager are as follows:

                                                     POSITION WITH       PRINCIPAL OCCUPATION FOR THE
NAME                                          AGE      THE TRUST               PAST FIVE YEARS
------------------------------------------- ------- ----------------- ---------------------------------------

Irwin G. Barnet, Esq.                         61    Trustee           An attorney and a principal of
Sanders, Barnet, Goldman, Simons                                      Sanders, Barnet, Goldman, Simons &
    & Mosk                                                            Mosk, a law firm.
1901 Avenue of the Stars, Suite 850
Los Angeles, California  90067

Maria D. Hummer, Esq.*                        54    Trustee           An attorney with Manatt, Phelps &
Manatt, Phelps & Phillips, LLP                                        Phillips and Chair of the Land Use
11355 West Olympic Boulevard                                          Section of that law firm.
Los Angeles, California  90064

Victor Meschures, CPA                         61    Trustee           A Certified Public Accountant with
Meschures, Campeas, Thompson &                                        Meschures, Campeas, Thompson &
    Snyder, LLP                                                       Snyder, LLP, an accounting firm
760 North La Cienega Boulevard
Los Angeles, California  90069

William R. Sweet                              61    Trustee           Retired; formerly, Executive Vice
81 Tiburon Road                                                       President, The Bank of California
Tiburon, California  94920                                            (1985-1996)

James R. Wolford                              45    Trustee           Senior Vice President and Chief
Bixby Ranch Company                                                   Financial Officer, Bixby Ranch
3010 Old Ranch Parkway, Suite 100                                     Company, an owner, operator and
Seal Beach, California  90740                                         developer of real estate.

Mark Nagle*                                   39    President and     President, Vice President and
SEI Investments                                     Chief             Controller, Funds Accounting; Vice
One Freedom Valley Drive                            Executive         President of the Administrator and
Oaks, Pennsylvania 19456                            Officer           Distributor (1996 - Present); BiSYS
                                                                      Fund Services, Vice President of Fund
                                                                      Accounting (1995-1996); Fidelity
                                                                      Investments, Senior Vice President
                                                                      (1981-1995).
                               25

                                                     POSITION WITH       PRINCIPAL OCCUPATION FOR THE
NAME                                          AGE      THE TRUST               PAST FIVE YEARS
------------------------------------------- ------- ----------------- ---------------------------------------

Christopher Salfi*                          35      Controller and    Accounting Director of SEI
SEI Investments                                     Chief             Investments Mutual Fund Services,
One Freedom Valley Drive                            Operating         Fund Accounting Director, Fund
Oaks, Pennsylvania 19456                            Officer           Accounting Manager (1994-Present);
                                                                      Investment Accounting Manager
                                                                      (1993-1994).

Lydia A. Gavalis, Esq.*                     34      Vice President    Vice President and Assistant
SEI Investments                                     and Assistant     Secretary of the Administrator and
One Freedom Valley Drive                            Secretary         the Distributor (1998-Present);
Oaks, Pennsylvania 19456                                              Assistant General Counsel and
                                                                      Director of Arbitration, Philadelphia
                                                                      Stock Exchange (1989-1998)

Lynda J. Striegel, Esq.*                    50      Vice President    Vice President and Assistant
SEI Investments                                     and Assistant     Secretary of the Administrator and
One Freedom Valley Drive                            Secretary         Distributor (1998-Present); Senior
Oaks, Pennsylvania 19456                                              Asset Management Counsel, Barnett
                                                                      Banks, Inc. (1997-1998); Partner,
                                                                      Groom and Nordberg, Chartered
                                                                      (1996-1997); Associate General
                                                                      Counsel, Riggs Bank, N.A.
                                                                      (1991-1995).

James R. Foggo, Esq.*                       35      Vice President    Vice President and Assistant
SEI Investments                                     and Assistant     Secretary of the Administrator and
One Freedom Valley Drive                            Secretary         Distributor (1998-Present); Associate,
Oaks, Pennsylvania 19456                                              Paul Weiss, Rifkind, Wharton & Garrison
                                                                      (1998); Associate, Baker & McKenzie
                                                                      (1995-1998); Associate, Battle Fowler
                                                                      LLP (1993-1995).

Kevin P. Robins*                            38      Vice President    Senior Vice President and General
SEI Investments                                     and Assistant     Counsel of the Administrator and
One Freedom Valley Drive                            Secretary         Distributor (1994-Present).
Oaks, Pennsylvania 19456


                                  26

                                                     POSITION WITH       PRINCIPAL OCCUPATION FOR THE
NAME                                          AGE      THE TRUST               PAST FIVE YEARS
------------------------------------------- ------- ----------------- ---------------------------------------

Edward T. Searle, Esq.*                     45      Vice President    Vice President and Assistant
SEI Investments                                     and Assistant     Secretary of the Administrator and
One Freedom Valley Drive                            Secretary         Distributor (1999-Present); Associate,
Oaks, Pennsylvania 19456                                              Drinker, Biddle & Reath LLP (1998-1999);
                                                                      Associate, Ballard, Spahr, Andrews &
                                                                      Ingersoll, LLP (1995-1998).

*This individual is considered an interested person of the Trust as defined in
Section 2(a)(19) of the 1940 Act.

COMPENSATION TABLE(1)

                                                                               TOTAL COMPENSATION FROM
                                         AGGREGATE COMPENSATION FROM       REGISTRANT AND FUND COMPLEX PAID
           NAME, POSITION                         REGISTRANT                         TO DIRECTORS
------------------------------------- ----------------------------------- -----------------------------------

Irwin G. Barnet                                     $4,000                              $4,000
Trustee

Maria D. Hummer                                     $4,000                              $4,000
Trustee

Victor Meschures                                    $4,000                              $4,000
Trustee

William R. Sweet                                    $4,000                              $4,000
Trustee

James R. Wolford                                    $4,000                              $4,000
Trustee

         ---------------------
         (1) Estimated for current fiscal year.

INVESTMENT MANAGER

The Trust and City National Bank have entered into an Investment Management Agreement (the "Management Agreement") as of April 1, 1999 regarding the three existing series of the Trust at that time. As of the date of this SAI, the Board had approved the amendment of the Management Agreement to include the Funds, and the Board expects that the Trust and the Manager will enter into such an amendment previous to the Fund's beginning operations. The Investment Manager provides a continuous investment program of general investment and economic advice regarding the Fund's investment strategies, manages the fund's investment portfolio and provides other services necessary to the operation of the Funds and the Trust. The Investment Manager is exempt from registering as an investment adviser under the Investment Advisers Act of 1940, because of its status as a bank. City National Bank, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.7 billion in assets as of November 30, 1999. It is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company.

The Management Agreement provides that the Investment Manager shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The continuance of the Management Agreement with respect to a Fund must be specifically approved at least annually (1) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable, without penalty, at any time as to any Fund by the Trustees, by a vote of a majority of the outstanding shares of that Fund or by the Investment Manager on not less than 30 days' nor more than 60 days' written notice. This Management Agreement shall not be assignable by either party without the written consent of the other party.

The Investment Manager provides the Funds with investment management services. The Investment Manager is obligated under the Management Agreement to pay the excess of the Funds' operating expenses as disclosed in the applicable Prospectus. The Investment Manager will not be required to bear expenses of any Fund to an extent which would result in the Funds' inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

Any reductions made by the Investment Manager in its fees are subject to reimbursement by that Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Investment Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

The Management Agreement was approved with respect to each Fund by the Board at a duly called meeting. In considering the Agreements, the Trustees specifically considered and approved the provision that permits the Investment Manager to seek reimbursement of any reduction made to its management fee within the three-year period. The Investment Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Investment Manager must specifically request the reimbursement from the Board. Third, the Board must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of a Fund until collection is probable; but the full amount of the potential liability will appear in a footnote to each Fund's financial statements. At such time as it appears probable that a Fund is able to effect such reimbursement, that the Investment Manager intends to seek such reimbursement and that the Board has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of that Fund for that current period.

The Investment Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trusts and who are also affiliated persons of the Investment Manager.

The use of the name "CNI Charter" by the Trust and by the Funds is pursuant to the consent of the Investment Manager, which may be withdrawn if the Investment Manager ceases to be the Investment Manager of the Funds.

PRINCIPAL  UNDERWRITER

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Funds. The Distributor receives no compensation for distribution of shares of the Funds. The Distribution Agreement shall remain in effect for a period of two years after the effective date of the Distribution Agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRANSFER AGENT

Pursuant to a Transfer Agency Agreement, SEI Investments Fund Management, located at 530 East Swedesford Road, Wayne, Pennsylvania 19087 (the "Transfer Agent"), serves as transfer agent for the Funds. The Transfer Agent provides information and services to the Funds' shareholders which include reporting share ownership, sales and dividend activity (and associated tax consequences), responding to daily inquiries, and effecting the transfer of the Funds' shares. It furnishes such office space and equipment, telephone facilities, personnel, and informational literature distribution as is necessary or appropriate in providing transfer agency information and services.

CUSTODIAN

Pursuant to a Custodian Agreement, First Union National Bank serves as the Custodian (the "Custodian") of the Funds' assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the securities and cash in the Funds' portfolios.

INDEPENDENT ACCOUNTANTS AND REPORTS TO SHAREHOLDERS

The Trust's independent accountants, KPMG LLP, audit and report on the annual financial statements of the Funds and review the Funds' federal income tax returns. KPMG LLP may also perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of KPMG LLP is 725 South Figueroa Street, Los Angeles, California 90017.

LEGAL COUNSEL

The validity of the shares of beneficial interest offered hereby will be passed upon by Paul, Hastings, Janofsy & Walker LLP, 345 California Street, Suite 2900, San Francisco, California 94104.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to: pursue the objective of the Funds; invest money obtained from the sale of the Funds' shares; reinvest proceeds from maturing, or the sale of, portfolio securities; and meet redemptions of the Funds' shares. Portfolio transactions may increase or decrease the returns of the Funds depending upon management's ability correctly to time and execute them.

The Investment Manager, in effecting purchases and sales of portfolio securities for the account of the Funds, seeks to obtain best price and execution. Subject to the supervision of the Board, the Investment Manager generally selects broker-dealers for the Funds primarily on the basis of the quality and reliability of services provided, including execution capability and financial responsibility.

When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including other mutual funds.

The Trust expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or marketmaker for the securities.

Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as marketmakers will include the spread between the bid and asked prices.

Investment decisions for the Funds are reached independently from those for other accounts managed by the Investment Manager. Such other accounts may also make investments in instruments or securities at the same time as the Funds. On occasions when the Investment Manager determines the purchase or sale of a security to be in the best interest of the Funds as well as of other clients, the Investment Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in an attempt to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager in the manner it considers to be the most equitable under the circumstances and consistent with its fiduciary obligations to the Funds and to its other participating clients. In some cases this procedure may affect the size or price of the position obtainable for the Funds.

PORTFOLIO TURNOVER

We anticipate annual portfolio turnover will not exceed 100% for the Large Cap Growth Fund and the Large Cap Value Fund, and 30% for the Corporate Bond Fund, Government Bond Fund and California Tax Exempt Bond Fund.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Funds receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Funds' net investment income, substantially all of which will be declared as dividends to the Funds' shareholders.

The amount of ordinary income dividend payments by the Funds is dependent upon the amount of net investment income received by the Funds from their portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Funds do not pay "interest" or guarantee any fixed rate of return or minimum rate of return on an investment in their shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that Fund's shares may have been held by the shareholders.

The maximum long-term federal capital gains rate for individuals is 20% with respect to capital assets held for more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

Any dividend or distribution per share paid by a Fund reduces that Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes (except for distributions from the Tax Exempt Fund to the extent they are not subject to income taxes).

Dividends and other distributions will be reinvested in additional shares of the applicable Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

FEDERAL INCOME TAXES

It is the policy of the Funds to qualify for taxation, and to elect to be taxed, as "regulated investment companies" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Funds will distribute each year substantially all of their investment company taxable income (if any), their net exempt-interest income (if any), and their net capital gains (if any), and will seek to meet certain other requirements. Such qualification relieves the Funds of liability for federal income taxes to the extent the Funds' earnings are distributed. By following this policy, the Funds expect to eliminate or reduce to a nominal amount the federal income tax to which they are subject.

In order to qualify as regulated investment companies, each Fund must, among other things, annually (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to their business of investing in stocks, securities or currencies, and
(2) diversify holdings so that at the end of each quarter of their taxable years
(i) at least 50% of the market value of that Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of that Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that that Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. If the Funds qualify as regulated investment companies, they will not be subject to federal income tax on the part of their net investment income and net realized capital gains, if any, which they distribute to shareholders, provided that the Funds meet certain minimum distribution requirements. To comply with these requirements, the Funds must distribute annually at least (1) 90% of "investment company taxable income" (as that term is defined in the Code), and (2) 90% of the excess of (i) tax exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for their taxable years. The Funds intend to make sufficient distributions to shareholders to meet these requirements.

If a Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) at least 98 percent of its (1) ordinary income for such year; and (2) capital gain net income for the one-year period ending on October 31 of that calendar year (or later if the Fund is permitted so to elect and so elects), plus any undistributed ordinary income or capital gain from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Funds intend generally to make distributions sufficient to avoid imposition of this excise tax.

Any distributions declared by the Funds in October, November, or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared. The Funds may adjust their schedules for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

Any distributions by the Funds of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

The Funds may engage in investment techniques that may alter the timing and character of the Funds' incomes. The Funds may be restricted in their use of these techniques by rules relating to qualifying as regulated investment companies.

The Funds may invest in some Variable Rate Demand Securities which have a feature entitling the purchaser to resell the securities at a specified amount (a "put option"). In 1982, the Internal Revenue Service (the "IRS") issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company would be the owner of tax-exempt municipal obligations acquired with a put option. The IRS also has issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The last such ruling was issued in 1983. The IRS subsequently announced that it would not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the securities, or the participation interest therein, to be purchased by either the seller or a third party. The California Tax Exempt Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a stand-by commitment or a similar put right and that tax-exempt interest earned with respect to such municipal obligations will be tax exempt in its hands.

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who provides an incorrect taxpayer identification number; (3) who is subject to withholding for failure to properly report to the IRS all payments of interest or dividends; or (4) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Distributions of net investment income and net realized capital gains by a Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

A Fund may receive dividend distributions from U.S. corporations. To the extent that a Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in stock or other securities of foreign corporations, that Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by that Fund. If this election is made, shareholders will be
(i) required to include in their gross income their pro rata share of any foreign income taxes paid by that Fund, and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by that Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by that Fund) to be included in their income tax returns. If 50% or less in value of that Fund's total assets at the end of its fiscal year are invested in stock or other securities of foreign corporations, that Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign income taxes paid by that Fund. In this case, these taxes will be taken as a deduction by that Fund.

A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. A Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that these Funds derive from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. A Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the U.S. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by a Fund may also be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the U.S.
federal income tax treatment.

CALIFORNIA INCOME TAX

The Tax Exempt Fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Tax Exempt Fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Tax Exempt Fund's taxable year, at least 50 percent of the value of the Tax Exempt Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations"), and (2) the Tax Exempt Fund continues to qualify as a regulated investment company.

If the Tax Exempt Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. The Tax Exempt Fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in the Tax Exempt Fund may not be entitled to exclude California exempt-interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the Tax Exempt Fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the Tax Exempt Fund will not be deductible for California personal income tax purposes if the Tax Exempt Fund distributes California exempt-interest dividends.

The foregoing is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of Shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters. Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof.

                             SHARE PRICE CALCULATION

The net asset value per share of a Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board of Trustees. Money market funds within the Trust are valued at amortized cost using procedures reviewed and approved by the Board of Trustees.

Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date. If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price.

Prices for securities traded on a securities exchange are provided daily by recognized independent pricing agents. The reliability of the valuations provided by the independent, third-party pricing agents are reviewed daily by the Administrator.


These third-party pricing agents may employ methodologies, primarily regarding debt securities, that utilize actual market transactions, broker-dealer supplied valuations or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost that approximates fair market value.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator obtains a bid price from an independent broker who makes a market in the security. The Investment Manager supplies the Administrator with the appropriate broker contact, and, to ensure independence the Administrator obtains the quote directly from the broker each day.

Foreign securities owned in the Trust are valued at the closing prices (as determined prior to the Funds' determination of NAV) on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's exchange rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates.

Valuation corrections are required where variations in NAV are the result of mathematical mistakes, the misapplication of accounting principles, misjudgments in the use of fact, and failure to reflect market information that was known or should have been known. Valuation corrections require prospective actions, and may require retroactive actions if the NAV variation is material. Valuation corrections that require retroactive action will be reported to the Board of Trustees.

In its role as the Administrator, SEI Investments Mutual Fund Services has primary operational responsibility for the operation of the valuation process. The Administrator uses several systems to monitor the pricing data supplied by various sources. These reports are reviewed daily. Any identified discrepancies are researched and resolved in accordance with these procedures. All discrepancies identified by the price flagging systems, and the resolution and verification steps taken by the Administrator, are documented and retained as part of the Trust's daily records.

To ensure that the independent broker continues to supply a reliable valuation, at least once per week the Administrator provides the broker supplied value to the Investment Manager for review and approval. In addition, the Investment Manager will consult with the Administrator in the event of a pricing problem, participate on the Fair Value Committee, and shall notify the Administrator in the event it discovers a pricing discrepancy. Under no circumstances may the Investment Manager determine the value of a portfolio security outside of the established pricing framework.

If the value for a security cannot be determined pursuant to these procedures, the Trust's Fair Value Committee will determine the security's value using Fair Value Procedures established by the Board of Trustees.

                                DISTRIBUTION PLAN

The Trust has adopted a Distribution Plan (the "Plan") for the Class A shares of the Funds in accordance with Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("Qualified Trustees"). The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of a Fund or class affected. All material amendments to the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan adopted for the Class A shares provides that the Trust will pay the Distributor a fee of .25% of the average daily net assets of each Fund's Class A shares, that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to the Class A shareholders or to their customers who beneficially own the Class A shares.

Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

Except to the extent that the Investment Manager benefits through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the distribution plans or related agreements.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                          SHAREHOLDER SERVICE AGREEMENT

The Investment Manager has entered into a Shareholder Services Agreement with the Trust. Pursuant to the Shareholder Services Agreement, the Investment Manager will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of the Funds. As compensation for the provision of such services, the Fund will pay the Investment Manager a fee of up to 0.25% of the Funds' average daily net assets on an annual basis, payable monthly. The Investment Manager will pay certain banks, trust companies, broker-dealers, and other institutions (each a "Participating Organization") out of the fees the Investment Manager receives from the Funds under the Shareholder Services Agreement to the extent that the Participating Organization performs shareholder servicing functions for the Funds with respect to shares of the Funds owned from time to time by customers of the Participating Organization. In certain cases, the Investment Manager may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Agreement, to a Participating Organization for providing other administrative services to its customers who invest in the Funds.

Pursuant to the Shareholder Services Agreement, the Investment Manager will provide or arrange with a Participating Organization for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of the Funds' shares, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Funds to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Funds registered in the name of the Investment Manager, a Participating Organization, or their nominees; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

The Investment Manager may also enter into agreements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Funds for their customers. Under these arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares. A Participating Organization may charge its customers a fee, as agreed upon by the Participating Organization and the customer, for the services it provides. Customers of participating Organizations should read the Funds' Prospectus in conjunction with the service agreement and other literature describing the services and related fees provided by the Participating Organization to its customers prior to any purchase of shares.

                                    EXPENSES

The Trust pays the expenses of its operations, including: the fees and expenses of independent accountants, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute and, or other industry association membership dues.

                               GENERAL INFORMATION

The Trust was organized as a business trust under the laws of Delaware on October 28, 1996 and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. The Trust is an open-end management investment company registered under the 1940 Act. The Trust currently offers shares of beneficial interest, $0.01 par value per share, in various series. Each series offers two classes of shares (Class A and Institutional Class), other than the CNI Charter Money Market Fund, CNI Charter Government Fund, and CNI Charter California Tax-Exempt Fund, which also offer Class S shares. Currently, the Trust offers shares of nine series
- the Funds described in this SAI and the CNI Charter Money Market Fund, CNI Charter High Yield Bond Fund, CNI Charter Government Fund and CNI Charter California Tax Exempt Fund, which have their own prospectus and Statements of Additional Information. The Board may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable.

The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust of the Trust (the "Declaration") and the Bylaws of the Trust (the "Bylaws"), shareholder meetings may be called by the Trustees for the purpose as may be prescribed by law, the Declaration or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable including changing fundamental policies, electing or removing Trustees, or approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act (1) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (2) if, as a result of a vacancy in the Board, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

The Declaration provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except when a larger quorum is required by applicable law, by the Bylaws or by the Declaration, and except that where any provision of law, of the Declaration, or of the Bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Agreement and Declaration of Trust specifically authorizes the Board to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                             PERFORMANCE INFORMATION

As noted in the Prospectus, the Funds may, from time to time, quote various performance figures in advertisements and other communications to illustrate their past performance. Performance figures will be calculated separately for different classes of shares.

YIELD QUOTATION. The Funds' 30-day yield figure described in the Prospectus is calculated according to a formula prescribed by the SEC, expressed as follows:

                                                             6
                                       YIELD = 2[(1+[a-b]/cd)  - 1]

         Where:            a   =       dividends and interest earned during the
                                       period.

                           b   =       expenses accrued for the period (net of
                                       reimbursement).

                           c   =       the average daily number of shares
                                       outstanding during the period that were
                                       entitled to receive dividends.

                           d   =       the maximum offering price per share on
                                       the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by these Funds at a discount or premium, the formula generally calls for amortization of the discount or premium, the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that, in periods of declining interest rates, these Funds' yields will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, will tend to be somewhat lower. In addition, when interest rates are falling, monies received by these Funds from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of their portfolio of securities, thereby reducing the current yield of these Funds. In periods of rising interest rates, the opposite result can be expected to occur.

AVERAGE ANNUAL TOTAL RETURN. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for a Fund will be accompanied by information on that Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from that Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. A Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                                                    n
                                            P(1 + T)  = ERV

         Where:            P        =       a hypothetical initial payment of
                                            $1,000.

                           T        =       average annual total return.

                           n        =       number of years.

                           ERV      =       Ending Redeemable Value of a
                                            hypothetical $1,000 investment made
                                            at the beginning of a l-, 5- or
                                            10-year period at the end of a l-,
                                            5- or 10-year period (or fractional
                                            portion thereof), assuming
                                            reinvestment of all dividends and
                                            distributions and complete
                                            redemption of the hypothetical
                                            investment at the end of the
                                            measuring period.

AGGREGATE TOTAL RETURN. A Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in that Fund for the specified period and are computed by the following formula:

                                            ERV - P

         Where:            P        =       a hypothetical initial payment of
                                            $1,000.

                           ERV      =       Ending Redeemable Value of a
                                            hypothetical $1,000 investment made
                                            at the beginning of a l-, 5- or
                                            10-year period at the end of a l-,
                                            5- or 10-year period (or fractional
                                            portion thereof), assuming
                                            reinvestment of all dividends and
                                            distributions and complete
                                            redemption of the hypothetical
                                            investment at the end of the
                                            measuring period.

Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of that Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in that Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing that Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                        PURCHASE AND REDEMPTION OF SHARES

Each Fund's minimum initial investment is $100,000. Subsequent investments of $1,000 or more may be made. These minimum requirements may be changed at any time and are not applicable to certain types of investors. Exceptions to the minimum investment requirements may be made at the discretion of the Investment Manager including, without limitation, for employees or affiliates of the Investment Manager or investors who are, or are related to or affiliated with, clients of the Investment Manager. The Funds will accept investments in cash only in U.S. dollars.

The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order in-kind by making payment in readily marketable securities chosen by the Funds and valued as they are for purposes of computing the Funds' net asset values. However, the Trust has elected to commit itself to pay in cash all requests for redemption by any Shareholder of record, limited in amount with respect to each Shareholder during any 90-day period to the lesser of: (1) $250,000, or (2) one percent of the net asset value of the Funds at the beginning of such period. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

To minimize administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Transfer Agent.

Investors should remember that it may be difficult to complete transactions by telephone during periods of drastic economic or market changes, when phone lines may become busy with calls from other investors. If you want to buy or sell shares but have trouble reaching the Funds by telephone, you may want to use another method for completing a transaction, even though an alternative procedure may mean that completing your transaction may take a longer period of time.

The Funds may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if a shareholder fails to furnish the Funds with his/her certified social security or tax identification number. The shareholder also must certify that the number is correct and that he/she is not subject to backup withholding. The certification is included as part of the share purchase application form. If the shareholder does not have a social security number, he/she should indicate on the purchase form that an application to obtain the number is pending. The Funds are required to withhold taxes if a number is not delivered within seven days.

The Trust reserves the right in its sole discretion to (i) suspend the continued offering of the Funds' shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Investment Manager or the Distributor such suspension or rejection is in the best interest of a Fund.

Payments to shareholders for shares of a Fund redeemed directly from that Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC (upon application by a Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (iii) for such other period as the SEC may permit for the protection of the Fund's shareholders.

                                OTHER INFORMATION

The Prospectus of the Funds and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. Copies of the Registration Statements may be obtained from the SEC upon payment of the prescribed fee.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

There are no audited financial statements for the Funds because the Funds have been in operation for less than one year.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

         Description ratings for Standard & Poor's Ratings Group ("S&P"); Moody's Investors Service, Inc., ("MOODY's") and Fitch Investors Service, L.P. ("Fitch").

STANDARD & POOR'S RATING GROUP

BOND RATINGS

         AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

         BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

         CCC Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

         D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                  S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

         A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues carrying this designation are regarded as having only speculative capacity for timely payment.

         C This designation is assigned to short-term obligations with doubtful capacity for payment.

         D Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC.

BOND RATINGS

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATINGS

         The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

FITCH INVESTORS SERVICE, L.P.

BOND RATINGS

         The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

         AAA Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.


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                  However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds rated C are in imminent default in payment of interest or principal.

         DDD, DD AND D      Bonds rated DDD, DD and D are in actual default of
                  interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

         Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-l+ and F-1 categories.

         F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

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         F-S      Weak credit quality. Issues assigned this rating have
                  characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D Default. Issues assigned this rating are in actual or imminent payment default.


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